UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08243

Direxion Funds

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York , NY 10019

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York , NY 10019

1-800-851-0511

Date of fiscal year end: August 31, 2023

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

(a)

DIREXION FUNDS

SEMI–ANNUAL REPORT FEBRUARY 28, 2023

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxion.com

1.2X BULL FUND

Direxion Monthly High Yield Bull 1.2X Fund (DXHYX)

1.25X BULL FUND

Direxion Monthly NASDAQ-100® Bull 1.25X Fund (DXNLX)

1.75X BULL FUNDS	1.75X BEAR FUNDS
Direxion Monthly NASDAQ-100® Bull 1.75X Fund (DXQLX)
Direxion Monthly S&P 500® Bull 1.75X Fund (DXSLX)	Direxion Monthly S&P 500® Bear 1.75X Fund (DXSSX)
Direxion Monthly Small Cap Bull 1.75X Fund (DXRLX)	Direxion Monthly Small Cap Bear 1.75X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund (DXKLX)	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund (DXKSX)

Table of Contents

Letter to Shareholders	4
Expense Example	9
Allocation of Portfolio Holdings	11
Schedules of Investments	12
Statements of Assets and Liabilities	21
Statements of Operations	24
Statements of Changes in Net Assets	27
Financial Highlights	32
Notes to the Financial Statements	34
Supplemental Information	47
Board Review of Liquidity Risk Management Program	48
Trustees and Officers	49

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Letter to Shareholders (Unaudited)

Dear Shareholders,

This Semi-Annual Report for the Direxion Monthly Leveraged Mutual Funds (each a "Fund" and collectively the "Funds") covers the period from September 1, 2022 to February 28, 2023 (the "Semi-Annual Period").

Market Review:

The Semi-Annual Period was filled with volatility in the equity markets as inflation, the Russia-Ukraine war, the FTX collapse, and China's zero-covid policy were top of mind for many investors. In the fourth quarter of 2022, the S&P 500 was down nearly 20%, although earnings grew. 2023 started out on a stronger note as equity markets rallied in January, but market sentiment in February was much more bearish on the heels of a higher-than expected Consumer Price Index ("CPI") reading, confirming that inflation is stickier than once anticipated. Through the end of 2022, tech was out of favor, while the energy sector provided a beacon of light. However, in the first two months of 2023, the trend reversed, and tech outperformed energy for most of January and February. China effectively ended their zero-covid policy in December, causing Chinese and Chinese-adjacent equities to rally. The Russia-Ukraine war waged on, but January and February saw global supply chain improvement. Domestically, despite high inflation and a weak dollar, the labor market remained tight throughout this Semi-Annual Period.

All eyes were on the Federal Reserve during the Semi-Annual Period as they attempted to combat inflation and market volatility. As the Federal Reserve conducted a series of rate hikes, Treasury yields peaked in November, and started to go down in the latter half of November and December. Generally, short-term yields tended to be higher than long-term yields, and high yield modestly outperformed investment grade. In fact, stocks outperformed bonds in 2022, which is extremely rare, although both ended 2022 in the red. Bonds are typically less risky than equities, although many banks and economists predicted the end of the 60/40 portfolio given the lack of safety in the bond market during this period. From September to January, inflation started to come down, and the Federal Reserve reduced rate hikes from 50 basis points to 25 bps on February 1, 2023. Similar to equities, the fixed income market rallied in January as headline CPI ticked down. However, the February CPI reading was higher-than-expected, prompting markets to anticipate further hawkish monetary policy. The fixed income market was more volatile than normal during the Semi-Annual Period.

Factors Affecting Direxion Fund Performance:

Benchmark Performance: The calendar month performance of each Fund's underlying index, and the factors and market conditions implicitly affecting that index, are the primary factors driving Fund performance. Given the Funds' calendar month investment objective, the Funds' calendar month index returns are most important. The market conditions affecting the Funds' underlying indexes during the past year are described below.

Leverage: Each Fund seeks calendar month investment results (before fees and expenses) of either 120%, 125% or 175% (for the Bull Funds) or -175% (for the Bear Funds) of the performance of its respective underlying index. The use of leverage magnifies a Fund's gains or losses and increases the investment's risk and volatility.

Volatility and Compounding: A leveraged Fund's investment objective is to provide a multiple, or inverse multiple, of the calendar month returns of an underlying index. Over periods longer or shorter than a calendar month, a Fund should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding – a universal mathematical concept that applies to all leveraged investments – returns of the Funds over longer periods will differ from the Funds' calendar month stated investment objective. Periods of high-volatility lacking a clear trend hurt a Fund's performance, while trending low-volatility markets should enhance a Fund's performance.

DIREXION SEMI-ANNUAL REPORT

Cost of Financing: In order to attain leveraged exposure, a Bull Fund incurs a cost of SOFR1 plus or minus a spread, and a Bear Fund receives SOFR plus or minus a spread as applied to the borrowed portion of the Fund's exposure. Financing costs create a drag on a Bull Fund's performance. Because SOFR is very low, a Bear Fund receives a negligible amount of financing, or in the case of hard-to-borrow shares, might pay to finance its short position.

Equity Dividends: A Bull Fund's performance is positively impacted by equity and index dividends, as the Funds receive those payments. A Bear Fund's performance is negatively impacted, as they are obligated to pay the dividends.

Fees, Expenses, and Transaction Costs: Fees and expenses are listed in each Fund's prospectus and may be larger than many traditional index funds' fees, causing a greater negative impact on Fund performance. Transaction costs are not included in the expense ratio of the Funds. Transaction costs can be higher due to a Fund's use of leverage, significant purchase and redemption activity by Fund shareholders, or trading securities that are comparatively less liquid.

Fund Operational Review:

The Funds are leveraged and seek to provide a calendar month return of 120%, 125%, 175% or -175% of the calendar month performance of a particular underlying index. The term "calendar month" refers to the period from the close of the markets on the last business day of a given calendar month, until the close of the markets on the last business day of the subsequent calendar month. The Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than the target exposure to the underlying index, depending on the performance of the underlying index. If a Fund's shares are held through the end of a calendar month or months, the Fund's performance is likely to deviate from the multiple of the underlying index performance for the longer period. Similarly, the return for investors investing for periods less than a calendar month, or for a period different than one calendar month, will likely deviate from the multiple of the underlying index performance for such shorter periods. The Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking calendar month leveraged investment results, for a Bear Fund, understand the risks of shorting, and intend to actively monitor and manage their investments.

The Funds with the word "Bull" in their name attempt to provide investment results that correlate to 120%, 125% or 175% of the return of an underlying index, meaning the Bull Funds attempt to move in the same direction as the underlying index. The Funds with the word "Bear" in their name attempt to provide investment results that correlate to -175% of the return of an underlying index, meaning that Bear Funds attempt to move in the opposite or inverse direction of the underlying index.

In seeking to achieve each Fund's calendar month investment objective, Rafferty Asset Management ("Rafferty" or the "Adviser"), uses a statistical and quantitative analysis to determine each Fund's investments and the techniques to employ. Rafferty relies upon a pre-determined model to determine the appropriate repositioning of each Fund's investments in accordance with its calendar month investment objective. Using this analysis, Rafferty determines the type, quantity and mix of investment positions it believes in combination should produce calendar month returns consistent with a Fund's investment objective. In general, if a Fund is performing as designed, the return of the underlying index will dictate the return for that Fund. Generally, each Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

Each Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. Therefore, each Fund invests in some combination of financial instruments that provide economic exposure consistent with the Fund's investment objective. Financial instruments may include swap agreements, exchange-traded funds ("ETFs"), swaps on ETFs, futures contracts, forward contracts, reverse repurchase agreements, options, and other financial instruments. Each Fund invests significantly in swap agreements. Rafferty uses these types of investments to produce economically

1  Secured Overnight Financing Rate (SOFR): benchmark interest rate for dollar-denominated derivatives and loans that is replacing the London interbank offered rate (LIBOR). SOFR is based on transactions in the Treasury repurchase market and is seen as preferable to LIBOR since it is based on data from observable transactions rather than on estimated borrowing rates.

DIREXION SEMI-ANNUAL REPORT

"leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

Each Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect monthly correlations with underlying investments or a Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in, or shorting, securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

Each Fund may use a combination of swaps on its respective underlying index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective. The reference ETF may not closely track the performance of the underlying index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that a Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the underlying index as it would if the Fund used swaps that utilized the underlying index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund's return.

The discussion below relates to the performance of the Funds for their respective period. The Funds seek to provide calendar month returns which are a multiple – positive or negative – of the calendar month performance of a particular underlying index. The performance of the Funds for their respective period is important for understanding whether these Funds meet their investment objectives. A Fund meeting its calendar month investment objective should have performance for the period similar to the performance indicated by models based on the calendar month returns of the relevant underlying index for the period. A brief comparison of the actual returns versus the expected returns for each of the Funds in this Semi-Annual Report follows.

Fund Performance Review:

The Direxion Monthly High Yield Bull 1.2X Fund seeks to provide 120% of the calendar month return of the Solactive High Yield Beta Index. The Solactive High Yield Beta Index is a rules-based, systematic strategy index that provides exposure to an equal-weighted portfolio of three high-yield ETFs. The allocation to each U.S. High Yield Corporate Bond ETF is adjusted on a monthly basis. The index is calculated and distributed by Solactive AG and is calculated and published in U.S. Dollars. For the Semi-Annual Period, the Solactive High Yield Beta Index returned 3.14%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly High Yield Bull 1.2X Fund returned 2.27%, while the model indicated an expected return of -0.82%.

The Direxion Monthly NASDAQ-100® Bull 1.25X Fund seeks to provide 125% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, the NASDAQ-100® Index returned -1.42%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 1.25X Fund returned -3.53%, while the model indicated an expected return of -8.57%.

The Direxion Monthly NASDAQ-100® Bull 1.75X Fund seeks to provide 175% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial

DIREXION SEMI-ANNUAL REPORT

companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, the NASDAQ-100® Index returned -1.42%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 1.75X Fund returned -7.26%, while the model indicated an expected return of -13.33%.

The Direxion Monthly S&P 500® Bull 1.75X Fund and the Direxion Monthly S&P 500® Bear 1.75X Fund seek to provide 175% and -175% of the calendar month return of the S&P 500® Index, respectively. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted, market capitalization-weighted index. For the Semi-Annual Period, the S&P 500® Index returned 1.26%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly S&P 500® Bull 1.75X Fund returned -2.06%, while the model indicated an expected return of -6.72%. The Direxion Monthly S&P 500® Bear 1.75X Fund returned -4.04%, while the model indicated an expected return of -1.58%.

The Direxion Monthly Small Cap Bull 1.75X Fund and the Direxion Monthly Small Cap Bear 1.75X Fund seek to provide 175% and -175% of the calendar month return of the Russell 2000® Index, respectively. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Semi-Annual Period, the Russell 2000® Index returned 3.63%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Monthly Small Cap Bull 1.75X Fund returned 1.68%, while the model indicated an expected return of 0.31%. The Direxion Monthly Small Cap Bear 1.75X Fund returned -10.57%, while the model indicated an expected return of -10.94%.

The Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund and the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund seek to provide 175% and -175% of the calendar month return of the ICE U.S. Treasury 7-10 Year Bond Index, respectively. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. Dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation-linked securities, floating-rate notes, cash management and Treasury bills, and any government agency debt that is issued with or without a government guarantee. For Semi-Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned -3.90%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund returned -9.56%, while the model indicated an expected return of -13.33%. The Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund returned 9.65%, while the model indicated an expected return of 12.80%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Patrick Rudnick	Corey Noltner
Principal Executive Officer	Principal Financial Officer

DIREXION SEMI-ANNUAL REPORT

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 800.851.0511, or visit www.direxion.com.

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 800.851.0511 or visit www.direxion.com. The prospectus should be read carefully before investing.

S&P 500: The S&P 500 Index, or Standard & Poor's 500 Index, is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S.

Investing in the Direxion Funds may be more volatile than investing in broadly diversified funds. The use of leverage by a Fund increases the risk to the Fund. The Direxion Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking monthly leveraged, or monthly inverse leveraged, investment results and intend to actively monitor and manage their investment. The Direxion Funds are not designed to track their respective underlying indices over a period of time longer than one calendar month.

An investment in each Fund involves risk, including the possible loss of principal. Each Fund is non-diversified and includes risks associated with concentration which results from a Fund's investment in a particular industry, sector, or geographic region, which can result in increased volatility. The use of derivatives such as futures contracts and swaps are subject to market risks that may cause their price to fluctuate over time. Each Fund does not attempt to, and should not be expected to, provide returns which are a multiple, or inverse multiple, of the return of its underlying index for periods other than a full calendar month. For other risks including correlation, compounding, market volatility and specific risks regarding each sector, please read the prospectus. An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

February 28, 2023

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2022 – February 28, 2023).

Actual expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

February 28, 2023

	Annualized Expense Ratio	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period*
Direxion Monthly High Yield Bull 1.2X Fund
Based on actual fund return	1.35%	$1,000.00	$1,022.70	$6.77
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly NASDAQ-100 Bull 1.25X Fund
Based on actual fund return	1.15%	1,000.00	964.70	5.60
Based on hypothetical 5% return	1.15%	1,000.00	1,019.09	5.76
Direxion Monthly NASDAQ-100 Bull 1.75X Fund
Based on actual fund return	1.37%	1,000.00	927.40	6.55
Based on hypothetical 5% return	1.37%	1,000.00	1,018.00	6.85
Direxion Monthly S&P 500 Bull 1.75X Fund
Based on actual fund return	1.39%	1,000.00	979.40	6.82
Based on hypothetical 5% return	1.39%	1,000.00	1,017.90	6.95
Direxion Monthly S&P 500 Bear 1.75X Fund
Based on actual fund return	1.37%	1,000.00	959.60	6.66
Based on hypothetical 5% return	1.37%	1,000.00	1,018.00	6.85
Direxion Monthly Small Cap Bull 1.75X Fund
Based on actual fund return	1.40%	1,000.00	1,016.80	7.00
Based on hypothetical 5% return	1.40%	1,000.00	1,017.85	7.00
Direxion Monthly Small Cap Bear 1.75X Fund
Based on actual fund return	1.39%	1,000.00	894.30	6.53
Based on hypothetical 5% return	1.39%	1,000.00	1,017.90	6.95
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Based on actual fund return	1.36%	1,000.00	904.40	6.42
Based on hypothetical 5% return	1.36%	1,000.00	1,018.05	6.80
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Based on actual fund return	1.37%	1,000.00	1,096.50	7.12
Based on hypothetical 5% return	1.37%	1,000.00	1,018.00	6.85

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of September 1, 2022 to February 28, 2023), then divided by 365.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings (Unaudited)

February 28, 2023

	Cash*	Investment Companies	Swaps	Total
Direxion Monthly High Yield Bull 1.2X Fund	20%	80%	0%**	100%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	27%	73%	0%**	100%
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	78%	25%	(3)%	100%
Direxion Monthly S&P 500® Bull 1.75X Fund	50%	50%	0%**	100%
Direxion Monthly S&P 500® Bear 1.75X Fund	100%	—	0%**	100%
Direxion Monthly Small Cap Bull 1.75X Fund	47%	50%	3%	100%
Direxion Monthly Small Cap Bear 1.75X Fund	105%	—	(5)%	100%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	56%	48%	(4)%	100%
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	96%	—	4%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

February 28, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
186,179	iShares iBoxx High Yield Corporate Bond ETF (a)	$13,875,921
151,832	SPDR Bloomberg High Yield Bond ETF (a)	13,875,926
	TOTAL INVESTMENT COMPANIES (Cost $27,376,530)	$27,751,847
SHORT TERM INVESTMENTS - 12.8%
Money Market Funds - 12.8%
4,450,000	Invesco Government & Agency Portfolio Institutional Shares, 4.51% (b)(c)	$4,450,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,450,000)	$4,450,000
	TOTAL INVESTMENTS (Cost $31,826,530) - 92.8%	$32,201,847
	Other Assets in Excess of Liabilities - 7.2%	2,482,876
	TOTAL NET ASSETS - 100.0%	$34,684,724

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2023.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,450,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	5.0500% representing 1 month SOFR rate + spread	UBS Securities LLC	10/10/2023	153,274	$13,725,154	$143,120

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

February 28, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 73.1%
2,610	Invesco QQQ Trust Series 1 (a)	$766,192
	TOTAL INVESTMENT COMPANIES (Cost $722,618)	$766,192
SHORT TERM INVESTMENTS - 13.8%
Money Market Funds - 13.8%
124,326	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.44% (b)(c)	$124,326
20,000	Invesco Government & Agency Portfolio Institutional Shares, 4.51% (b)(c)	20,000
	TOTAL SHORT TERM INVESTMENTS (Cost $144,326)	$144,326
	TOTAL INVESTMENTS (Cost $866,944) - 86.9%	$910,518
	Other Assets in Excess of Liabilities - 13.1%	137,506
	TOTAL NET ASSETS - 100.0%	$1,048,024

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2023.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $144,326

Long Total Return Swap Contracts (Unaudited)

February 28, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	5.0500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	28	$334,952	$614
Total return of NASDAQ-100® Index	5.0500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2023	18	211,052	4,032
					$546,004	$4,646

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 1.75X Fund

Schedule of Investments (Unaudited)

February 28, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 25.2%
209,420	Invesco QQQ Trust Series 1 (a)	$61,477,335
	TOTAL INVESTMENT COMPANIES (Cost $47,422,967)	$61,477,335
SHORT TERM INVESTMENTS - 29.1%
Money Market Funds - 29.1%
49,581,868	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.44% (b)(c)	$49,581,868
21,320,000	Invesco Government & Agency Portfolio Institutional Shares, 4.51% (b)(c)	21,320,000
	TOTAL SHORT TERM INVESTMENTS (Cost $70,901,868)	$70,901,868
	TOTAL INVESTMENTS (Cost $118,324,835) - 54.3%	$132,379,203
	Other Assets in Excess of Liabilities - 45.7%	111,463,569
	TOTAL NET ASSETS - 100.0%	$243,842,772

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2023.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $70,901,868.

Long Total Return Swap Contracts (Unaudited)

February 28, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NASDAQ-100® Index	5.0500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	14,943	$174,133,476	$4,546,322
Total return of NASDAQ-100® Index	5.0500% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/14/2023	15,399	197,081,710	(12,131,641)
					$371,215,186	$(7,585,319)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bull 1.75X Fund

Schedule of Investments (Unaudited)

February 28, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 49.5%
89,400	iShares Core S&P 500 ETF (a)	$35,578,518
	TOTAL INVESTMENT COMPANIES (Cost $34,681,585)	$35,578,518
SHORT TERM INVESTMENTS - 23.7%
Money Market Funds - 23.7%
13,300,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.44% (b)(c)	$13,300,000
3,760,000	Invesco Government & Agency Portfolio Institutional Shares, 4.51% (b)(c)	3,760,000
	TOTAL SHORT TERM INVESTMENTS (Cost $17,060,000)	$17,060,000
	TOTAL INVESTMENTS (Cost $51,741,585) - 73.2%	$52,638,518
	Other Assets in Excess of Liabilities - 26.8%	19,307,371
	TOTAL NET ASSETS - 100.0%	$71,945,889

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2023.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,060,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	4.8200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	7,115	$27,690,888	$396,256
Total return of S&P 500® Index	5.0000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/15/2023	15,667	62,058,842	(344,801)
					$89,749,730	$51,455

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bear 1.75X Fund

Schedule of Investments (Unaudited)

February 28, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 38.0%
Money Market Funds - 38.0%
3,420,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.44% (a)(b)	$3,420,000
840,000	Invesco Government & Agency Portfolio Institutional Shares, 4.51% (a)(b)	840,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,260,000)	$4,260,000
	TOTAL INVESTMENTS (Cost $4,260,000) - 38.0%	$4,260,000
	Other Assets in Excess of Liabilities - 62.0%	6,942,926
	TOTAL NET ASSETS - 100.0%	$11,202,926

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2023.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,260,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
4.8000% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	10/2/2023	3,516	$13,762,017	$(124,374)
4.5000% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/13/2023	1,437	5,751,203	71,035
					$19,513,220	$(53,339)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bull 1.75X Fund

Schedule of Investments (Unaudited)

February 28, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 49.9%
22,500	iShares Russell 2000 ETF (a)	$4,234,050
	TOTAL INVESTMENT COMPANIES (Cost $3,963,228)	$4,234,050
SHORT TERM INVESTMENTS - 19.2%
Money Market Funds - 19.2%
1,135,888	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.44% (b)(c)	$1,135,888
490,000	Invesco Government & Agency Portfolio Institutional Shares, 4.51% (b)(c)	490,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,625,888)	$1,625,888
	TOTAL INVESTMENTS (Cost $5,589,116) - 69.1%	$5,859,938
	Other Assets in Excess of Liabilities - 30.9%	2,623,150
	TOTAL NET ASSETS - 100.0%	$8,483,088

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2023.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,625,888.

Long Total Return Swap Contracts (Unaudited)

February 28, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	5.1200% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	2,444	$4,487,120	$121,749
Total return of Russell 2000® Index	4.3000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/15/2023	2,981	5,491,545	121,959
					$9,978,665	$243,708

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bear 1.75X Fund

Schedule of Investments (Unaudited)

February 28, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 41.6%
Money Market Funds - 41.6%
1,210,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.44% (a)(b)	$1,210,000
470,000	Invesco Government & Agency Portfolio Institutional Shares, 4.51% (a)(b)	470,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,680,000)	$1,680,000
	TOTAL INVESTMENTS (Cost $1,680,000) - 41.6%	$1,680,000
	Other Assets in Excess of Liabilities - 58.4%	2,362,568
	TOTAL NET ASSETS - 100.0%	$4,042,568

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2023.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,680,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
4.1000% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	10/2/2023	2,525	$4,647,406	$(116,787)
4.8200% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/13/2023	1,204	2,178,258	(96,362)
					$6,825,664	$(213,149)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund

Schedule of Investments (Unaudited)

February 28, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 48.0%
83,000	iShares 7-10 Year Treasury Bond ETF (a)	$7,948,080
	TOTAL INVESTMENT COMPANIES (Cost $8,214,297)	$7,948,080
SHORT TERM INVESTMENTS - 27.7%
Money Market Funds - 27.7%
1,930,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.44% (b)(c)	$1,930,000
2,651,472	Invesco Government & Agency Portfolio Institutional Shares, 4.51% (b)(c)	2,651,472
	TOTAL SHORT TERM INVESTMENTS (Cost $4,581,472)	$4,581,472
	TOTAL INVESTMENTS (Cost $12,795,769) - 75.7%	$12,529,552
	Other Assets in Excess of Liabilities - 24.3%	4,020,843
	TOTAL NET ASSETS - 100.0%	$16,550,395

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2023.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,581,472.

Long Total Return Swap Contracts (Unaudited)

February 28, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 7-10 Year Treasury Bond ETF	5.1000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	140,227	$13,836,557	$(489,204)
Total return of iShares 7-10 Year Treasury Bond ETF	4.7000% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2023	79,311	7,754,468	(177,242)
					$21,591,025	$(666,446)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund

Schedule of Investments (Unaudited)

February 28, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 24.8%
Money Market Funds - 24.8%
210,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.44% (a)(b)	$210,000
400,000	Invesco Government & Agency Portfolio Institutional Shares, 4.51% (a)(b)	400,000
	TOTAL SHORT TERM INVESTMENTS (Cost $610,000)	$610,000
	TOTAL INVESTMENTS (Cost $610,000) - 24.8%	$610,000
	Other Assets in Excess of Liabilities - 75.2%	1,850,678
	TOTAL NET ASSETS - 100.0%	$2,460,678

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2023.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $610,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
3.6500% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	UBS Securities LLC	12/13/2023	29,582	$2,887,272	$61,151
4.5000% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/14/2023	15,382	1,502,825	33,146
					$4,390,097	$94,297

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2023

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100 Bull 1.25X Fund	Direxion Monthly NASDAQ-100 Bull 1.75X Fund
Assets:
Investments, at fair value (Note 2)	$32,201,847	$910,518	$132,379,203
Cash equivalents	13,760,893	137,101	119,261,168
Receivable for Fund shares sold	5,411,424	1,500	183,259
Due from Adviser, net (Note 4)	—	2,097	—
Due from broker for swap contracts	—	250	2,109
Receivable for Investment securities sold	3,031,368	—	—
Unrealized appreciation on swap contracts	143,120	4,646	4,546,322
Dividends and interest receivable	43,063	1,071	628,116
Prepaid expenses and other assets	26,166	8,931	15,218
Total Assets	54,617,881	1,066,114	257,015,395
Liabilities:
Payable for Fund shares redeemed	9,191,323	15	413,618
Investment securities purchased	10,613,744	—	—
Due to broker for swap contracts	3,635	—	227,075
Unrealized depreciation on swap contracts	—	—	12,131,641
Due to Adviser, net (Note 4)	11,216	—	144,411
Accrued distribution expenses	8,828	217	49,524
Accrued expenses and other liabilities	104,411	17,858	206,354
Total Liabilities	19,933,157	18,090	13,172,623
Net Assets	$34,684,724	$1,048,024	$243,842,772
Net Assets Consist of:
Capital stock	$68,452,825	$7,697,398	$394,794,409
Total distributable loss	(33,768,101)	(6,649,374)	(150,951,637)
Net Assets	$34,684,724	$1,048,024	$243,842,772
Calculation of Net Asset Value Per Share:
Net assets	$34,684,724	$1,048,024	$243,842,772
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,085,735	24,551	6,215,571
Net asset value, redemption price and offering price per share	$16.6295	$42.6876	$39.2310
Cost of Investments	$31,826,530	$866,944	$118,324,835

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2023

	Direxion Monthly S&P 500 Bull 1.75X Fund	Direxion Monthly S&P 500 Bear 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
Assets:
Investments, at fair value (Note 2)	$52,638,518	$4,260,000	$5,859,938
Cash equivalents	19,357,957	6,884,723	2,197,462
Receivable for Fund shares sold	29,319	336,334	267,320
Due from Adviser, net (Note 4)	—	—	—
Due from broker for swap contracts	5,203	—	108
Unrealized appreciation on swap contracts	396,256	71,035	243,708
Dividends and interest receivable	132,202	40,344	21,382
Prepaid expenses and other assets	16,192	11,591	19,206
Total Assets	72,575,647	11,604,027	8,609,124
Liabilities:
Payable for Fund shares redeemed	59,255	23,186	—
Due to broker for swap contracts	97,786	225,516	35,427
Deposits from broker for swap contracts	—	—	60,000
Unrealized depreciation on swap contracts	344,801	124,374	—
Due to Adviser, net (Note 4)	39,419	2,873	3,922
Accrued distribution expenses	15,029	2,161	2,139
Accrued expenses and other liabilities	73,468	22,991	24,548
Total Liabilities	629,758	401,101	126,036
Net Assets	$71,945,889	$11,202,926	$8,483,088
Net Assets Consist of:
Capital stock	$87,246,513	$70,664,662	$16,122,636
Total distributable loss	(15,300,624)	(59,461,736)	(7,639,548)
Net Assets	$71,945,889	$11,202,926	$8,483,088
Calculation of Net Asset Value Per Share:
Net assets	$71,945,889	$11,202,926	$8,483,088
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,792,702	3,122,279	116,026
Net asset value, redemption price and offering price per share	$40.1327	$3.5881	$73.1137
Cost of Investments	$51,741,585	$4,260,000	$5,589,116

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2023

	Direxion Monthly Small Cap Bear 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Assets:
Investments, at fair value (Note 2)	$1,680,000	$12,529,552	$610,000
Cash equivalents	2,708,502	4,693,759	1,776,446
Receivable for Fund shares sold	6,830	27,154	5,000
Due from Adviser, net (Note 4)	619	—	2,064
Due from broker for swap contracts	—	1,618	—
Unrealized appreciation on swap contracts	—	—	94,297
Dividends and interest receivable	14,967	31,796	5,608
Prepaid expenses and other assets	12,964	17,749	7,701
Total Assets	4,423,882	17,301,628	2,501,116
Liabilities:
Payable for Fund shares redeemed	—	1,492	3,500
Due to broker for swap contracts	147,648	28,742	172
Deposits from broker for swap contracts	—	—	—
Unrealized depreciation on swap contracts	213,149	666,446	—
Due to Adviser, net (Note 4)	—	8,872	—
Accrued distribution expenses	749	3,459	359
Accrued expenses and other liabilities	19,768	42,222	36,407
Total Liabilities	381,314	751,233	40,438
Net Assets	$4,042,568	$16,550,395	$2,460,678
Net Assets Consist of:
Capital stock	$54,958,801	$23,938,993	$22,595,679
Total distributable loss	(50,916,233)	(7,388,598)	(20,135,001)
Net Assets	$4,042,568	$16,550,395	$2,460,678
Calculation of Net Asset Value Per Share:
Net assets	$4,042,568	$16,550,395	$2,460,678
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	973,859	656,366	82,290
Net asset value, redemption price and offering price per share	$4.1511	$25.2152	$29.9025
Cost of Investments	$1,680,000	$12,795,769	$610,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2023

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100 Bull 1.25X Fund	Direxion Monthly NASDAQ-100 Bull 1.75X Fund
Investment Income:
Dividend income	$1,009,092	$8,146	$245,853
Interest income	204,206	12,855	3,274,121
Total investment income	1,213,298	21,001	3,519,974
Expenses:
Investment advisory fees (Note 4)	140,306	7,573	887,209
Distribution expenses (Note 4)	46,769	2,524	295,736
Licensing fees	44,857	606	47,318
State registration fees	21,801	11,667	29,905
Accounting fees	20,507	1,109	129,992
Professional fees	17,558	5,925	93,295
Trustees' fees	9,560	835	66,332
Report to shareholders	6,109	538	42,329
Management service fees (Note 4)	4,648	251	29,419
Insurance fees	3,762	328	26,215
Administration fees	2,392	130	15,197
Miscellaneous expense	783	232	8,110
Interest expense	300	—	24,577
Other	3,465	306	24,067
Total expenses	322,817	32,024	1,719,701
Less: Reimbursement of expenses from Adviser (Note 4)	(69,965)	(20,411)	(98,149)
Net expenses	252,852	11,613	1,621,552
Net investment income	960,446	9,388	1,898,422
Realized and unrealized gain (loss) on investments:
Net realized loss on: Investments	(4,269,624)	(501,067)	—
Swap contracts	(1,524,649)	(933,076)	(70,933,840)
	(5,794,273)	(1,434,143)	(70,933,840)
Change in net unrealized appreciation (depreciation) on:
Investments	251,907	268,030	(1,195,788)
Swap contracts	50,800	581,222	47,637,968
	302,707	849,252	46,442,180
Net realized and unrealized loss	(5,491,566)	(584,891)	(24,491,660)
Net decrease in net assets resulting from operations	$(4,531,120)	$(575,503)	$(22,593,238)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2023

	Direxion Monthly S&P 500 Bull 1.75X Fund	Direxion Monthly S&P 500 Bear 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
Investment Income:
Dividend income	$373,266	$—	$38,046
Interest income	674,690	197,166	86,383
Total investment income	1,047,956	197,166	124,429
Expenses:
Investment advisory fees (Note 4)	277,530	42,094	33,777
Distribution expenses (Note 4)	92,510	14,031	11,259
State registration fees	40,882	11,981	11,277
Accounting fees	40,660	6,171	4,948
Professional fees	32,164	8,679	8,033
Trustees' fees	20,482	2,883	2,403
Interest expense	15,721	878	2,376
Report to shareholders	13,062	1,835	1,531
Management service fees (Note 4)	9,202	1,396	1,120
Insurance fees	8,096	1,142	950
Licensing fees	7,664	7,439	3,152
Administration fees	4,752	721	578
Miscellaneous expense	2,084	134	278
Other	7,420	1,041	871
Total expenses	572,229	100,425	82,553
Less: Reimbursement of expenses from Adviser (Note 4)	(56,954)	(23,778)	(19,379)
Net expenses	515,275	76,647	63,174
Net investment income	532,681	120,519	61,255
Realized and unrealized gain (loss) on investments:
Net realized loss on: Investments	(1,388,707)	—	—
Swap contracts	(8,001,948)	(170,594)	(1,256,725)
	(9,390,655)	(170,594)	(1,256,725)
Change in net unrealized appreciation (depreciation) on:
Investments	633,288	—	105,300
Swap contracts	5,377,397	(580,350)	1,069,909
	6,010,685	(580,350)	1,175,209
Net realized and unrealized loss	(3,379,970)	(750,944)	(81,516)
Net decrease in net assets resulting from operations	$(2,847,289)	$(630,425)	$(20,261)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2023

	Direxion Monthly Small Cap Bear 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Investment Income:
Dividend income	$—	$39,760	$—
Interest income	86,624	88,449	49,418
Total investment income	86,624	128,209	49,418
Expenses:
Investment advisory fees (Note 4)	18,233	30,820	12,134
State registration fees	12,571	11,688	10,247
Distribution expenses (Note 4)	6,078	10,273	4,045
Professional fees	6,543	6,776	6,277
Accounting fees	2,674	4,504	1,783
Licensing fees	1,702	6,960	6,960
Trustees' fees	1,293	1,473	1,096
Interest expense	880	408	339
Report to shareholders	827	944	702
Management service fees (Note 4)	605	1,021	403
Insurance fees	512	582	434
Administration fees	312	523	210
Miscellaneous expense	84	255	95
Other	467	540	396
Total expenses	52,781	76,767	45,121
Less: Reimbursement of expenses from Adviser (Note 4)	(19,082)	(20,882)	(22,941)
Net expenses	33,699	55,885	22,180
Net investment income	52,925	72,324	27,238
Realized and unrealized gain (loss) on investments:
Net realized loss on: Investments	—	(109,906)	—
Swap contracts	(126,875)	(379,201)	(4,656)
	(126,875)	(489,107)	(4,656)
Change in net unrealized appreciation (depreciation) on:
Investments	—	(223,685)	—
Swap contracts	(290,632)	(592,591)	72,001
	(290,632)	(816,276)	72,001
Net realized and unrealized gain (loss)	(417,507)	(1,305,383)	67,345
Net increase (decrease) in net assets resulting from operations	$(364,582)	$(1,233,059)	$94,583

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly High Yield Bull 1.2X Fund		Direxion Monthly NASDAQ-100 Bull 1.25X Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$960,446	$1,072,573	$9,388	$(145,308)
Net realized loss	(5,794,273)	(6,371,047)	(1,434,143)	(429,248)
Capital gain distributions from regulated investment companies	—	25	—	7
Change in net unrealized appreciation (depreciation)	302,707	(2,314,095)	849,252	(2,474,220)
Net decrease in net assets resulting from operations	(4,531,120)	(7,612,544)	(575,503)	(3,048,769)
Distributions to shareholders:
Net distributions to shareholders	(959,855)	(1,072,598)	—	(1,121,123)
Return of capital	—	(25,379)	—	—
Total distributions	(959,855)	(1,097,977)	—	(1,121,123)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	21,173,328	(63,611,438)	(5,657,806)	(9,488,754)
Total increase (decrease) in net assets	15,682,353	(72,321,959)	(6,233,309)	(13,658,646)
Net assets:
Beginning of year/period	19,002,371	91,324,330	7,281,333	20,939,979
End of year/period	$34,684,724	$19,002,371	$1,048,024	$7,281,333

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly High Yield Bull 1.2X Fund
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold	39,418,234	$660,737,511	65,364,368	$1,265,332,487
Shares issued in reinvestment of distributions	56,762	957,928	50,719	955,739
Shares redeemed	(38,523,305)	(640,522,111)	(68,514,147)	(1,329,899,664)
Net increase (decrease)	951,691	$21,173,328	(3,099,060)	$(63,611,438)
	Direxion Monthly NASDAQ-100 Bull 1.25X Fund
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold	56,672	$2,337,547	1,065,226	$65,986,672
Shares issued in reinvestment of distributions	—	—	17,405	1,121,123
Shares redeemed	(196,674)	(7,995,353)	(1,237,489)	(76,596,549)
Net decrease	(140,002)	$(5,657,806)	(154,858)	$(9,488,754)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly NASDAQ-100 Bull 1.75X Fund		Direxion Monthly S&P 500 Bull 1.75X Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$1,898,422	$(4,342,646)	$532,681	$(1,083,596)
Net realized loss	(70,933,840)	(12,286,486)	(9,390,655)	(136,594)
Capital gain distributions from regulated investment companies	—	476	—	97
Change in net unrealized appreciation (depreciation)	46,442,180	(210,731,593)	6,010,685	(29,083,123)
Net decrease in net assets resulting from operations	(22,593,238)	(227,360,249)	(2,847,289)	(30,303,216)
Distributions to shareholders:
Net distributions to shareholders	—	(65,443,199)	—	(10,832,010)
Total distributions	—	(65,443,199)	—	(10,832,010)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(6,987,285)	(29,097,368)	(11,078,558)	2,042,935
Total decrease in net assets	(29,580,523)	(321,900,816)	(13,925,847)	(39,092,291)
Net assets:
Beginning of year/period	273,423,295	595,324,111	85,871,736	124,964,027
End of year/period	$243,842,772	$273,423,295	$71,945,889	$85,871,736

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly NASDAQ-100 Bull 1.75X Fund
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold	1,589,656	$60,242,301	5,943,806	$396,980,772
Shares issued in reinvestment of distributions	—	—	816,074	64,938,722
Shares redeemed	(1,837,595)	(67,229,586)	(7,558,298)	(491,016,862)
Net decrease	(247,939)	$(6,987,285)	(798,418)	$(29,097,368)
	Direxion Monthly S&P 500 Bull 1.75X Fund
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold	1,263,831	$49,518,250	6,506,652	$336,165,445
Shares issued in reinvestment of distributions	—	—	180,659	10,750,672
Shares redeemed	(1,566,776)	(60,596,808)	(6,685,803)	(344,873,182)
Net increase (decrease)	(302,945)	$(11,078,558)	1,508	$2,042,935

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly S&P 500 Bear 1.75X Fund		Direxion Monthly Small Cap Bull 1.75X Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$120,519	$(60,841)	$61,255	$(152,476)
Net realized loss	(170,594)	(409,600)	(1,256,725)	(6,277,320)
Capital gain distributions from regulated investment companies	—	6	—	40
Change in net unrealized appreciation (depreciation)	(580,350)	1,245,977	1,175,209	(789,687)
Net increase (decrease) in net assets resulting from operations	(630,425)	775,542	(20,261)	(7,219,443)
Distributions to shareholders:
Net distributions to shareholders	—	—	—	(174,006)
Total distributions	—	—	—	(174,006)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(465,802)	5,713,022	(2,073,612)	(5,543,394)
Total increase (decrease) in net assets	(1,096,227)	6,488,564	(2,093,873)	(12,936,843)
Net assets:
Beginning of year/period	12,299,153	5,810,589	10,576,961	23,513,804
End of year/period	$11,202,926	$12,299,153	$8,483,088	$10,576,961

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly S&P 500 Bear 1.75X Fund
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold	6,895,735	$26,653,162	12,010,082	$42,610,582
Shares redeemed	(7,062,798)	(27,118,964)	(10,467,432)	(36,897,560)
Net increase (decrease)	(167,063)	$(465,802)	1,542,650	$5,713,022
	Direxion Monthly Small Cap Bull 1.75X Fund
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold	257,114	$18,280,272	422,525	$40,924,205
Shares issued in reinvestment of distributions	—	—	1,596	171,822
Shares redeemed	(288,186)	(20,353,884)	(480,726)	(46,639,421)
Net decrease	(31,072)	$(2,073,612)	(56,605)	$(5,543,394)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Small Cap Bear 1.75X Fund		Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$52,925	$(39,655)	$72,324	$(106,189)
Net realized gain (loss)	(126,875)	190,128	(489,107)	(3,005,475)
Capital gain distributions from regulated investment companies	—	12	—	30
Change in net unrealized appreciation (depreciation)	(290,632)	143,374	(816,276)	(819,770)
Net increase (decrease) in net assets resulting from operations	(364,582)	293,859	(1,233,059)	(3,931,404)
Net distributions to shareholders	—	—	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(952,225)	2,501,797	12,637,071	(16,286,689)
Total increase (decrease) in net assets	(1,316,807)	2,795,656	11,404,012	(20,218,093)
Net assets:
Beginning of year/period	5,359,375	2,563,719	5,146,383	25,364,476
End of year/period	$4,042,568	$5,359,375	$16,550,395	$5,146,383

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Small Cap Bear 1.75X Fund
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold	1,843,197	$8,646,548	13,910,680	$54,563,818
Shares redeemed	(2,023,922)	(9,598,773)	(13,473,170)	(52,062,021)
Net increase (decrease)	(180,725)	$(952,225)	437,510	$2,501,797
	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold	801,945	$21,226,109	1,875,817	$62,638,945
Shares redeemed	(330,163)	(8,589,038)	(2,366,823)	(78,925,634)
Net increase (decrease)	471,782	$12,637,071	(491,006)	$(16,286,689)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$27,238	$(51,360)
Net realized gain (loss)	(4,656)	510,729
Capital gain distributions from regulated investment companies	—	5
Change in net unrealized appreciation	72,001	478,207
Net increase in net assets resulting from operations	94,583	937,581
Net distributions to shareholders	—	—
Capital share transactions:
Net decrease in net assets resulting from net change capital share transactions(a)	(284,313)	(7,560,441)
Total decrease in net assets	(189,730)	(6,622,860)
Net assets:
Beginning of year/period	2,650,408	9,273,268
End of year/period	$2,460,678	$2,650,408

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold	286,875	$8,469,384	482,280	$11,710,372
Shares redeemed	(301,773)	(8,753,697)	(817,839)	(19,270,813)
Net decrease	(14,898)	$(284,313)	(335,559)	$(7,560,441)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 28, 2023

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Monthly High Yield Bull 1.2X Fund
Six Months Ended February 28, 2023 (Unaudited)	$16.7563	$0.4291	$0.4292	$(0.0523)	$0.3768	$(0.5036)	$—	$—	$(0.5036)	$16.6295	2.27%	$34,685	1.72%	1.35%	5.13%	1.72%	1.35%	5.13%	1,487%
Year ended August 31, 2022	21.5738	0.5016	0.5022	(3.4969)	(2.9953)	(1.7801)	—	(0.0421)	(1.8222)	16.7563	-14.45%	19,002	1.37%	1.35%	2.53%	1.37%	1.35%	2.53%	2,768%
Year ended August 31, 2021	20.3448	0.4224	0.4224	1.2803	1.7027	(0.4611)	—	(0.0126)	(0.4737)	21.5738	8.46%	91,324	1.33%	1.35%	2.00%	1.33%	1.35%	2.00%	1,181%
Year ended August 31, 2020	22.0134	0.6235	0.6237	(0.8951)	(0.2716)	(1.3765)	—	(0.0205)	(1.3970)	20.3448	-0.66%	74,100	1.38%	1.35%	2.93%	1.38%	1.35%	2.93%	1,713%
Year ended August 31, 2019	23.5163	0.9793	0.9824	(0.1176)	0.8617	(2.2150)	—	(0.1496)	(2.3646)	22.0134	4.44%	135,046	1.40%	1.37%	4.39%	1.38%	1.35%	4.41%	1,488%
Year ended August 31, 2018	24.1461	0.6932	0.6936	(0.2775)	0.4157	(0.9561)	(0.0894)	—	(1.0455)	23.5163	1.79%	305,351	1.33%	1.33%	2.93%	1.33%	1.33%	2.93%	1,218%
Direxion Monthly NASDAQ-100 Bull 1.25X Fund
Six Months Ended February 28, 2023 (Unaudited)	44.2492	0.1923	0.1923	(1.7539)	(1.5616)	—	—	—	—	42.6876	-3.53%	1,048	3.17%	1.15%	0.93%	3.17%	1.15%	0.93%	84%
Year ended August 31, 2022	65.5581	(0.6681)	(0.5530)	(15.8640)	(16.5321)	—	(4.7768)	—	(4.7768)	44.2492	-27.50%	7,281	1.77%	1.35%	(1.15)%	1.57%	1.15%	(0.95)%	0%
Year ended August 31, 2021	52.5948	(0.6135)	(0.6118)	17.6713	17.0578	—	(4.0945)	—	(4.0945)	65.5581	34.93%	20,940	1.50%	1.15%	(1.13)%	1.50%	1.15%	(1.13)%	0%
Year ended August 31, 2020	32.4749	(0.1129)	(0.0921)	22.5010	22.3881	(2.2682)	—	—	(2.2682)	52.5948	72.08%	14,181	1.67%	1.20%	(0.29)%	1.62%	1.15%	(0.24)%	6,825%
Year ended August 31, 2019	33.1531	0.3204	0.3284	(0.8901)	(0.5697)	(0.1085)	—	—	(0.1085)	32.4749	-1.67%	17,314	1.62%	1.18%	1.03%	1.59%	1.15%	1.06%	0%
Year ended August 31, 2018	28.5477	0.0854	0.0941	8.8391	8.9245	—	(4.3191)	—	(4.3191)	33.1531	33.39%	2,295	1.52%	1.18%	0.27%	1.49%	1.15%	0.30%	0%
Direxion Monthly NASDAQ-100 Bull 1.75X Fund
Six Months Ended February 28, 2023 (Unaudited)	42.3026	0.2996	0.3034	(3.3712)	(3.0716)	—	—	—	—	39.2310	-7.26%	243,843	1.45%	1.37%	1.61%	1.43%	1.35%	1.63%	0%
Year ended August 31, 2022	81.9788	(0.6215)	(0.6161)	(29.7191)	(30.3406)	—	(9.3356)	—	(9.3356)	42.3026	-42.34%	273,423	1.33%	1.34%	(0.99)%	1.32%	1.33%	(0.98)%	0%
Year ended August 31, 2021	57.3092	(0.7967)	(0.7894)	31.5245	30.7278	—	(6.0582)	—	(6.0582)	81.9788	59.47%	595,324	1.33%	1.36%	(1.29)%	1.32%	1.35%	(1.28)%	0%
Year ended August 31, 2020	24.9700	(0.2361)	(0.2205)	32.7351	32.4990	(0.1598)	—	—	(0.1598)	57.3092	130.64%	427,572	1.42%	1.40%	(0.71)%	1.37%	1.35%	(0.66)%	124%
Year ended August 31, 2019	29.6100	0.1400	0.2200	(2.3400)	(2.2000)	—	(2.4400)	—	(2.4400)	24.9700	-6.42%	181,532	1.69%	1.66%	0.59%	1.38%	1.35%	0.90%	0%
Year ended August 31, 2018	19.9200	(0.0400)	0.0100	10.9500	10.9100	—	(1.2200)	—	(1.2200)	29.6100	57.13%	290,584	1.57%	1.55%	(0.16)%	1.37%	1.35%	0.04%	0%
Direxion Monthly S&P 500 Bull 1.75X Fund
Six Months Ended February 28, 2023 (Unaudited)	40.9762	0.2822	0.2905	(1.1257)	(0.8435)	—	—	—	—	40.1327	-2.06%	71,946	1.54%	1.39%	1.44%	1.50%	1.35%	1.48%	0%
Year ended August 31, 2022	59.6732	(0.5001)	(0.4943)	(13.3945)	(13.8946)	—	(4.8024)	—	(4.8024)	40.9762	-25.79%	85,872	1.36%	1.36%	(0.96)%	1.35%	1.35%	(0.95)%	0%
Year ended August 31, 2021	37.0026	(0.5495)	(0.5476)	23.9343	23.3848	—	(0.7142)	—	(0.7142)	59.6732	64.19%	124,964	1.33%	1.35%	(1.22)%	1.33%	1.35%	(1.22)%	0%
Year ended August 31, 2020	27.4400	(0.0608)	(0.0555)	9.9095	9.8487	(0.2861)	—	—	(0.2861)	37.0026	36.00%	93,419	1.42%	1.37%	(0.21)%	1.40%	1.35%	(0.19)%	221%
Year ended August 31, 2019	31.6400	0.1800	0.2600	(1.3400)	(1.1600)	(0.0000)[9]	(3.0400)	—	(3.0400)	27.4400	-2.70%	60,598	1.68%	1.64%	0.65%	1.39%	1.35%	0.94%	0%
Year ended August 31, 2018	24.9400	0.0000[9]	0.0100	8.6000	8.6000	—	(1.9000)	—	(1.9000)	31.6400	35.87%	115,024	1.41%	1.39%	0.01%	1.37%	1.35%	0.05%	0%
Direxion Monthly S&P 500 Bear 1.75X Fund
Six Months Ended February 28, 2023 (Unaudited)	3.7391	0.0397	0.0400	(0.1907)	(0.1510)	—	—	—	—	3.5881	-4.04%	11,203	1.79%	1.37%	2.14%	1.77%	1.35%	2.16%	0%
Year ended August 31, 2022	3.3266	(0.0287)	(0.0287)	0.4412	0.4125	—	—	—	—	3.7391	12.40%	12,299	1.91%	1.35%	(0.84)%	1.91%	1.35%	(0.84)%	0%
Year ended August 31, 2021	6.2049	(0.0625)	(0.0625)	(2.8158)	(2.8783)	—	—	—	—	3.3266	-46.39%	5,811	1.95%	1.35%	(1.33)%	1.95%	1.35%	(1.33)%	0%
Year ended August 31, 2020	10.7300	(0.0413)	(0.0408)	(4.3918)	(4.4331)	(0.0920)	—	—	(0.0920)	6.2049	-41.58%	9,768	1.81%	1.36%	(0.45)%	1.80%	1.35%	(0.44)%	0%
Year ended August 31, 2019	11.8300	0.1100	0.1200	(1.2100)	(1.1000)	—	—	—	—	10.7300	-9.30%	10,913	1.94%	1.37%	0.95%	1.92%	1.35%	0.97%	0%
Year ended August 31, 2018	16.8600	0.0000[9]	0.0000[9]	(5.0300)	(5.0300)	—	—	—	—	11.8300	-29.83%	6,117	1.92%	1.35%	0.03%	1.92%	1.35%	0.03%	0%
Direxion Monthly Small Cap Bull 1.75X Fund
Six Months Ended February 28, 2023 (Unaudited)	71.9042	0.4679	0.4860	0.7416	1.2095	—	—	—	—	73.1137	1.68%	8,483	1.83%	1.40%	1.36%	1.78%	1.35%	1.41%	0%
Year ended August 31, 2022	115.4318	(0.9595)	(0.9553)	(41.6395)	(42.5990)	—	(0.9286)	—	(0.9286)	71.9042	-37.17%	10,577	1.60%	1.35%	(1.01)%	1.60%	1.35%	(1.01)%	33%
Year ended August 31, 2021	56.9002	(1.2566)	(1.2558)	59.7882	58.5316	—	—	—	—	115.4318	102.87%	23,514	1.54%	1.35%	(1.28)%	1.54%	1.35%	(1.28)%	0%
Year ended August 31, 2020	59.3800	(0.1257)	(0.1100)	(1.7271)	(1.8528)	(0.6270)	—	—	(0.6270)	56.9002	-3.35%	13,962	1.66%	1.38%	(0.22)%	1.63%	1.35%	(0.19)%	172%
Year ended August 31, 2019	97.0400	0.6100	0.6700	(31.5200)	(30.9100)	(0.0700)	(6.6800)	—	(6.7500)	59.3800	-32.04%	13,647	1.65%	1.43%	0.86%	1.57%	1.35%	0.94%	0%
Year ended August 31, 2018	64.7700	0.0400	0.0600	32.2300	32.2700	—	—	—	—	97.0400	49.82%	25,160	1.58%	1.37%	0.05%	1.56%	1.35%	0.07%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 28, 2023

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Monthly Small Cap Bear 1.75X Fund
Six Months Ended February 28, 2023 (Unaudited)	$4.6418	$0.0495	$0.0503	$(0.5402)	$(0.4907)	$—	$—	$—	$—	$4.1511	-10.57%	$4,043	2.17%	1.39%	2.17%	2.13%	1.35%	2.21%	0%
Year ended August 31, 2022	3.5753	(0.0366)	(0.0365)	1.1031	1.0665	—	—	—	—	4.6418	29.83%	5,359	2.24%	1.35%	(0.87)%	2.24%	1.35%	(0.87)%	0%
Year ended August 31, 2021	9.3710	(0.0684)	(0.0683)	(5.7273)	(5.7957)	—	—	—	—	3.5753	-61.85%	2,564	2.12%	1.35%	(1.33)%	2.12%	1.35%	(1.33)%	0%
Year ended August 31, 2020	13.5900	(0.0569)	(0.0545)	(3.9990)	(4.0559)	(0.1631)	—	—	(0.1631)	9.3710	-30.03%	4,347	1.94%	1.37%	(0.42)%	1.92%	1.35%	(0.40)%	0%
Year ended August 31, 2019	11.5700	0.1100	0.1100	1.9100	2.0200	—	—	—	—	13.5900	17.46%	9,597	1.92%	1.39%	0.76%	1.88%	1.35%	0.80%	0%
Year ended August 31, 2018	18.4100	0.0100	0.0100	(6.8500)	(6.8400)	—	—	—	—	11.5700	-37.15%	4,295	2.06%	1.35%	0.04%	2.06%	1.35%	0.04%	0%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Six Months Ended February 28, 2023 (Unaudited)	27.8810	0.2283	0.2296	(2.8941)	(2.6658)	—	—	—	—	25.2152	-9.56%	16,550	1.87%	1.36%	1.76%	1.86%	1.35%	1.77%	63%
Year ended August 31, 2022	37.5442	(0.2642)	(0.2636)	(9.3990)	(9.6632)	—	—	—	—	27.8810	-25.74%	5,146	1.66%	1.35%	(0.77)%	1.66%	1.35%	(0.77)%	144%
Year ended August 31, 2021	42.1433	(0.4026)	(0.4024)	(2.9204)	(3.3230)	—	(1.2761)	—	(1.2761)	37.5442	-8.06%	25,364	1.44%	1.35%	(1.04)%	1.44%	1.35%	(1.04)%	0%
Year ended August 31, 2020	40.7800	(0.2072)	(0.2050)	4.7203	4.5131	(0.4677)	(2.6821)	—	(3.1498)	42.1433	12.49%	49,645	1.49%	1.36%	(0.51)%	1.48%	1.35%	(0.50)%	74%
Year ended August 31, 2019	32.9200	0.3000	0.3100	7.5600	7.8600	—	—	—	—	40.7800	23.88%	47,172	1.56%	1.39%	0.83%	1.52%	1.35%	0.87%	0%
Year ended August 31, 2018	36.0200	(0.0100)	(0.0100)	(3.0900)	(3.1000)	—	—	—	—	32.9200	-8.61%	9,232	1.85%	1.35%	(0.04)%	1.85%	1.35%	(0.04)%	0%
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Six Months Ended February 28, 2023 (Unaudited)	27.2709	0.2456	0.2487	2.3860	2.6316	—	—	—	—	29.9025	9.65%	2,461	2.79%	1.37%	1.68%	2.77%	1.35%	1.70%	0%
Year ended August 31, 2022	21.4288	(0.2380)	(0.2328)	6.0801	5.8421	—	—	—	—	27.2709	27.26%	2,650	2.28%	1.37%	(0.99)%	2.26%	1.35%	(0.97)%	0%
Year ended August 31, 2021	20.6527	(0.2934)	(0.2934)	1.0695	0.7761	—	—	—	—	21.4288	3.76%	9,273	2.57%	1.35%	(1.34)%	2.57%	1.35%	(1.34)%	0%
Year ended August 31, 2020	24.3400	(0.0606)	(0.0606)	(3.3051)	(3.3657)	(0.3216)	—	—	(0.3216)	20.6527	-14.07%	1,337	4.34%	1.35%	(0.26)%	4.34%	1.35%	(0.26)%	0%
Year ended August 31, 2019	30.5600	0.2600	0.2600	(6.4800)	(6.2200)	—	—	—	—	24.3400	-20.35%	2,332	3.54%	1.35%	0.89%	3.54%	1.35%	0.89%	0%
Year ended August 31, 2018	28.3400	(0.0200)	(0.0200)	2.2400	2.2200	—	—	—	—	30.5600	7.83%	2,975	2.30%	1.35%	(0.07)%	2.30%	1.35%	(0.07)%	0%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each year/period.

2  Includes interest expense and extraordinary expense which is comprised of excise tax expense.

3  Excludes interest expense and extraordinary expense which is comprised of excise tax expense.

4  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, futures and swaps for the period.

5  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

6  Net expenses include effects of any reimbursement or recoupment.

7  For periods less than one year, these ratios are annualized.

8  Portfolio turnover is not annualized and does not include effects of turnover of the swap or future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

9  Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Notes to the Financial Statements (Unaudited)

February 28, 2023

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 10 series, of which 9 are included in this report: Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund, Direxion Monthly S&P 500® Bear 1.75X Fund, Direxion Monthly Small Cap Bull 1.75X Fund, Direxion Monthly Small Cap Bear 1.75X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund and Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 9 Funds included in this report offer only Investor Class shares.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

The Funds' investment objectives are to seek monthly investment results, before fees and expenses that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly High Yield Bull 1.2X Fund	Solactive High Yield Beta Index	120%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	NASDAQ-100® Index	125%
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	NASDAQ-100® Index	175%
Direxion Monthly S&P 500® Bull 1.75X Fund	S&P 500® Index	175%
Direxion Monthly S&P 500® Bear 1.75X Fund		-175%
Direxion Monthly Small Cap Bull 1.75X Fund	Russell 2000® Index	175%
Direxion Monthly Small Cap Bear 1.75X Fund		-175%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	ICE U.S. Treasury 7-10 Year Bond Index	175%
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund		-175%

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services – Investment Companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Cash Equivalents – The Funds consider investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be cash equivalents. The Funds are exposed to the credit risk of U.S. Bank through these holdings of cash equivalents. These cash equivalents are presented on the Statements of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of February 28, 2023.

DIREXION SEMI-ANNUAL REPORT

b) Investment Valuation – The Net Asset Value ("NAV") of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Direxion High Yield Bull 1.2X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund and the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund (the "Fixed Income Funds") do not calculate their NAVs even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. Equity securities, exchange-traded funds ("ETFs") and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short-term debt securities with an original maturity of 60 days or less are valued using the amortized cost method. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date.

Other debt securities are valued by using the mean prices provided by the Funds' pricing service or, if such prices are unavailable, by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Funds' pricing service does not provide a valuation for such securities, the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a "net basis". Consequently, a Fund's current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund's obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest.

DIREXION SEMI-ANNUAL REPORT

These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2013-01 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk , a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives ("OTC"), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2023, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following pages.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at February 28, 2023 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$4,032	$—	$—	$4,032	$—	$—	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	—	—	—	12,131,641	—	12,131,641[1]	—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	—	—	—	344,801	—	344,801[1]	—
Direxion Monthly S&P 500® Bear 1.75X Fund	—	—	—	—	124,374	—	124,374[1]	—
Direxion Monthly Small Cap Bull 1.75X Fund	121,959	—	60,000	61,959	—	—	—	—
Direxion Monthly Small Cap Bear 1.75X Fund	—	—	—	—	116,787	—	116,787[1]	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	—	—	—	—	177,242	—	177,242[1]	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	33,146	—	—	33,146	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: UBS Securities LLC

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly High Yield Bull 1.2X Fund	$143,120	$—	$—	$143,120	$—	$—	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	614	—	—	614	—	—	—	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	4,546,322	—	—	4,546,322	—	—	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	396,256	—	—	396,256	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly S&P 500® Bear 1.75X Fund	$71,035	$—	$—	$71,035	$—	$—	$—	$—
Direxion Monthly Small Cap Bull 1.75X Fund	121,749	—	—	121,749	—	—	—	—
Direxion Monthly Small Cap Bear 1.75X Fund	—	—	—	—	96,362	—	96,362[1]	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	—	—	—	—	489,204	—	489,204[1]	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	61,151	—	—	61,151	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

d) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e) Investments in Other Investment Companies – A Fund may invest in another ETF or mutual fund collectively defined as "investment companies". As a result, Fund shareholders indirectly bear the Fund's proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund's own operations. These costs are disclosed in the Fund's prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

f) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made in the Funds' financial statements.

g) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund's respective average daily net assets. For additional discussion on expenses, refer to Note 4.

h) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

DIREXION SEMI-ANNUAL REPORT

The tax character of distributions during the six months ended February 28, 2023 and year ended August 31, 2022 were as follows:

	Six Months Ended February 28, 2023 (Unaudited)			Year Ended August 31, 2022
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Monthly High Yield Bull 1.2X Fund	$959,855	$—	$—	$1,072,598	$—	$25,379
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	—	—	1,121,123	—	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	—	—	65,443,199	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	—	—	10,832,010	—	—
Direxion Monthly S&P 500® Bear 1.75X Fund	—	—	—	—	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	—	—	—	174,006	—	—
Direxion Monthly Small Cap Bear 1.75X Fund	—	—	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	—	—	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	—	—	—	—	—

As of August 31, 2022, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Net unrealized appreciation/(depreciation)	$(8,578,989)	$(1,294,154)	$(128,358,399)
Undistributed ordinary income (loss)	—	—	—
Undistributed capital gain (loss)	—	—	—
Total distributable earnings (losses)	—	—	—
Other accumulated earnings (losses)	(19,672,757)	(4,779,717)	—
Total accumulated earnings (losses)	$(28,251,746)	$(6,073,871)	$(128,358,399)
	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly S&P 500® Bear 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
Net unrealized appreciation/(depreciation)	$(12,453,335)	$128,778	$(1,219,691)
Undistributed ordinary income (loss)	—	—	—
Undistributed capital gain (loss)	—	—	—
Total distributable earnings (losses)	—	—	—
Other accumulated earnings (losses)	—	(58,960,089)	(6,399,596)
Total accumulated earnings (losses)	$(12,453,335)	$(58,831,311)	$(7,619,287)
	Direxion Monthly Small Cap Bear 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Net unrealized appreciation/(depreciation)	$1,260	$(810,636)	$(4,364)
Undistributed ordinary income (loss)	—	—	—
Undistributed capital gain (loss)	—	—	—
Total distributable earnings (losses)	—	—	—
Other accumulated earnings (losses)	(50,552,911)	(5,344,903)	(20,225,220)
Total accumulated earnings (losses)	$(50,551,651)	$(6,155,539)	$(20,229,584)

DIREXION SEMI-ANNUAL REPORT

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards and qualified late year loss deferrals.

The cost basis for investments for federal income tax purposes as of February 28, 2023 was as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Tax cost of investments	$31,826,530	$866,944	$118,324,835
Gross unrealized appreciation	375,317	43,574	14,054,368
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$375,317	$43,574	$14,054,368
	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly S&P 500® Bear 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
Tax cost of investments	$51,741,585	$4,260,000	$5,589,116
Gross unrealized appreciation	896,933	—	270,822
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$896,933	$—	$270,822
	Direxion Monthly Small Cap Bear 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Tax cost of investments	$1,680,000	$12,795,769	$610,000
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	(266,217)	—
Net unrealized appreciation/(depreciation)	$—	$(266,217)	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the fiscal year, August 31, 2022. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2022.

At August 31, 2022, the following Funds deferred, on a tax basis, qualified late year losses of:

	Late Year Ordinary Losses	Post-October Capital Losses
Direxion Monthly High Yield Bull 1.2X Fund	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	35,613	1,319,896
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	—
Direxion Monthly S&P 500® Bear 1.75X Fund	30,516	—
Direxion Monthly Small Cap Bull 1.75X Fund	64,058	6,335,538
Direxion Monthly Small Cap Bear 1.75X Fund	18,322	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	44,182	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	21,319	—

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

DIREXION SEMI-ANNUAL REPORT

At August 31, 2022, the following Funds had capital loss carryforwards on a tax basis of:

	Unlimited ST	Unlimited LT	Annual Limitation
Direxion Monthly High Yield Bull 1.2X Fund	$12,297,233	$7,375,524	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	—	926
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	—	—
Direxion Monthly S&P 500® Bear 1.75X Fund	58,929,573	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	—	—	—
Direxion Monthly Small Cap Bear 1.75X Fund	50,534,589	—	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	5,199,353	101,368	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	20,203,901	—	—
Capital Loss Utilized:
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	926
Direxion Monthly Small Cap Bear 1.75X Fund	201,639
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	430,585

In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation. Direxion Monthly NASDAQ-100® Bull 1.25X Fund has $3,424,208 of capital losses that are subject to an annual limitation.

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2023, open Federal and state income tax years include the tax years ended August 31, 2019 through August 31, 2022. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

i) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

j) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the six months ended February 28, 2023. Purchases represent the aggregate purchases of investments excluding short-term investment purchases and swap contracts. Sales represent the aggregate sales of investments excluding proceeds from short-term investments and swap contracts.

Funds	Purchases	Sales
Direxion Monthly High Yield Bull 1.2X Fund	$455,180,696	$438,715,301
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1,063,806	3,778,519
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	9,341,763

DIREXION SEMI-ANNUAL REPORT

Funds	Purchases	Sales
Direxion Monthly S&P 500® Bear 1.75X Fund	$—	$—
Direxion Monthly Small Cap Bull 1.75X Fund	—	—
Direxion Monthly Small Cap Bear 1.75X Fund	—	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	7,906,920	2,451,569
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended February 28, 2023.

4.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to each Fund's average daily net assets at the annual rate of 0.75%.

Management Services Agreement: The Funds have entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Funds pays the Adviser a management service fees of 0.026% on the first $10,000,000,000 of the Fund's daily net assets and 0.024% on assets in excess of $10,000,000,000.

Operating Expense Limitation Agreement: Each Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to cap all or a portion of the expenses for each Fund based on the annual rates listed below applied to each Fund's average daily net assets.

Direxion Monthly High Yield Bull 1.2X Fund	1.35%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1.15%
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	1.35%
Direxion Monthly S&P 500® Bull 1.75X Fund	1.35%
Direxion Monthly S&P 500® Bear 1.75X Fund	1.35%
Direxion Monthly Small Cap Bull 1.75X Fund	1.35%
Direxion Monthly Small Cap Bear 1.75X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	1.35%

Any expense cap is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	August 31, 2023	August 31, 2024	August 31, 2025	February 28, 2026	Recoupment Amount
Direxion Monthly High Yield Bull 1.2X Fund	$—	$69,965	$16,583	$8,249	$24,428	$69,965	$119,225
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	20,411	35,921	67,022	53,475	20,411	176,829
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	98,149	—	—	8,377	98,149	106,526
Direxion Monthly S&P 500® Bull 1.75X Fund	—	56,954	34,814	7,319	40,440	56,954	139,527
Direxion Monthly S&P 500® Bear 1.75X Fund	—	23,778	28,889	48,970	40,678	23,778	142,315
Direxion Monthly Small Cap Bull 1.75X Fund	—	19,379	21,559	40,407	38,003	19,379	119,348

DIREXION SEMI-ANNUAL REPORT

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	August 31, 2023	August 31, 2024	August 31, 2025	February 28, 2026	Recoupment Amount
Direxion Monthly Small Cap Bear 1.75X Fund	$—	$19,082	$26,103	$44,525	$40,158	$19,082	$129,868
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	—	20,882	44,839	35,897	43,334	20,882	144,952
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	22,941	30,603	49,028	46,998	22,941	149,570

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of February 28, 2023 is presented on the Statements of Assets and Liabilities as Due from (to) Adviser, net.

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets. Each Fund currently pays a 12b-1 fee of 0.25% of the respective Fund's average daily net assets.

Foreside Fund Services, LLC (the "Distributor") serves as principal underwriter of the Funds and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds' securities as of February 28, 2023.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$27,751,847	$4,450,000	$13,760,893	$143,120	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	766,192	144,326	137,101	4,646	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	61,477,335	70,901,868	119,261,168	4,546,322	(12,131,641)
Direxion Monthly S&P 500® Bull 1.75X Fund	35,578,518	17,060,000	19,357,957	396,256	(344,801)
Direxion Monthly S&P 500® Bear 1.75X Fund	—	4,260,000	6,884,723	71,035	(124,374)
Direxion Monthly Small Cap Bull 1.75X Fund	4,234,050	1,625,888	2,197,462	243,708	—

DIREXION SEMI-ANNUAL REPORT

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly Small Cap Bear 1.75X Fund	$—	$1,680,000	$2,708,502	$—	$(213,149)
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	7,948,080	4,581,472	4,693,759	—	(666,446)
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	610,000	1,776,446	94,297	—

For further information regarding each asset class, see each Fund's Schedule of Investments.

*  Total return swap contracts are valued at the unrealized appreciation/(depreciation).

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

6.  ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how a fund accounts for derivative instruments and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2023, the Funds were invested in swap contracts.

At February 28, 2023, the fair value of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Fund	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly High Yield Bull 1.2X Fund	$143,120	$—	$—	$143,120
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	4,646	—	4,646
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	4,546,322	—	4,546,322
Direxion Monthly S&P 500® Bull 1.75X Fund	—	396,256	—	396,256
Direxion Monthly S&P 500® Bear 1.75X Fund	—	71,035	—	71,035
Direxion Monthly Small Cap Bull 1.75X Fund	—	243,708	—	243,708
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	—	94,297	94,297

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

	Liability Derivatives[2]
Fund	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$—	$12,131,641	$—	$12,131,641
Direxion Monthly S&P 500® Bull 1.75X Fund	—	344,801	—	344,801
Direxion Monthly S&P 500® Bear 1.75X Fund	—	124,374	—	124,374
Direxion Monthly Small Cap Bear 1.75X Fund	—	213,149	—	213,149
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	—	—	666,446	666,446

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

DIREXION SEMI-ANNUAL REPORT

Transactions in derivative instruments during the six months ended February 28, 2023, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Credit Risk	Equity Risk	Interest Rate Risk	Credit Risk	Equity Risk	Interest Rate Risk
Direxion Monthly High Yield Bull 1.2X Fund	Swap Contracts	$(1,524,649)	$—	$—	$50,800	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Swap Contracts	—	(933,076)	—	—	581,222	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	Swap Contracts	—	(70,933,840)	—	—	47,637,968	—
Direxion Monthly S&P 500® Bull 1.75X Fund	Swap Contracts	—	(8,001,948)	—	—	5,377,397	—
Direxion Monthly S&P 500® Bear 1.75X Fund	Swap Contracts	—	(170,594)	—	—	(580,350)	—
Direxion Monthly Small Cap Bull 1.75X Fund	Swap Contracts	—	(1,256,725)	—	—	1,069,909	—
Direxion Monthly Small Cap Bear 1.75X Fund	Swap Contracts	—	(126,875)	—	—	(290,632)	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Swap Contracts	—	—	(379,201)	—	—	(592,591)
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	Swap Contracts	—	—	(4,656)	—	—	72,001

1  Statements of Operations location: Net realized gain (loss) on swap contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.

For the six months ended February 28, 2023, the average quarterly volume of the derivatives held by each of the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts
Direxion Monthly High Yield Bull 1.2X Fund	$14,777,404	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	2,424,318	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	404,553,118	—
Direxion Monthly S&P 500® Bull 1.75X Fund	100,010,155	—
Direxion Monthly S&P 500® Bear 1.75X Fund	—	18,533,552
Direxion Monthly Small Cap Bull 1.75X Fund	11,824,861	—
Direxion Monthly Small Cap Bear 1.75X Fund	—	7,622,703
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	11,720,840	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	4,923,624

The Funds utilize this volume of derivatives to obtain leverage to meet the investment objectives of 120%, 125%, 175%, and -175% calendar month performance of their respective indices.

DIREXION SEMI-ANNUAL REPORT

7.  MARKET DISRUPTION RISK

Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit the Fund's ability to sell securities and obtain short exposure to securities, and the Fund's sales and short exposures may exacerbate the market volatility and downturn. Under such circumstances, the Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund's returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs (including swap financing costs) in order to achieve its investment objective and may be forced to purchase and sell securities (including shares of ETFs) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security or the value of the swap exposure and the market closing price of the security or the market closing value of the swap exposure. Under those circumstances, the Fund's ability to track its Index is likely to be adversely affected. The Fund may also incur additional tracking error due to the use of futures contracts or other securities that are not perfectly correlated to the Fund's Index.

The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.

8.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

The Direxion Monthly High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.2767 per share with a record date of March 15, 2023 and ex-date and payable date of March 16, 2023.

The Direxion Monthly High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.1438 per share with a record date of April 17, 2023 and ex-date and payable date of April 18, 2023.

The Board of Trustees of the Trust has determined, upon the recommendation of the Adviser, that it is in the best interests of each Fund and its shareholders to liquidate and terminate the Direxion Monthly S&P 500® Bear 1.75X Fund and Direxion Monthly Small Cap Bear 1.75X Fund ("Liquidating Funds)". The Liquidating Funds will close to new investments as of the close of regular trading on the New York Stock Exchange on May 8, 2023. Each of the Liquidating Fund's assets will be converted to cash or cash equivalents and, as a result, each of the Liquidating Funds will no longer pursue its stated investment objectives after the close of trading on May 15, 2023 in order to pursue an orderly liquidation. The Liquidating Funds will be liquidated on May 19, 2023 (the "Liquidation Date"). After the Liquidation Date, any shareholder who has not redeemed shares of the Fund, or exchanged them for shares of other investment series of the Trust, prior to the Liquidation Date will receive a payment representing the shareholder's proportionate interest in the net assets of the Fund as of the Liquidation Date.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Board Review of Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Direxion Funds (the "Trust"), on behalf of each series of the Trust (the "Funds"), established a liquidity risk management program (the "Liquidity Program") to assess and manage each Fund's liquidity risk, which is the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund.

At its November 18, 2022 meeting, the Board of Trustees (the "Board") of the Trust reviewed the Liquidity Program. The Board has appointed Rafferty Asset Management, LLC, the investment advisor to the Funds, as the Liquidity Program administrator. At the meeting, Rafferty Asset Management, LLC provided the Board with a written report that addressed the operation of the Funds' Liquidity Program and assessed the adequacy and effectiveness of the implementation of the Liquidity Program (the "Report"). The Report covered the period from November 1, 2021 through October 31, 2022 (the "Report Period"). The Report noted the following:

•  The Liquidity Program supported each Fund's ability to meet redemption requests timely;

•  The Liquidity Program supported Rafferty Asset Management, LLC's management of each Fund's liquidity, including during periods of market volatility and net redemptions;

•  No material liquidity issues were identified during the Report Period;

•  There were no material changes to the Liquidity Program during the Report Period; and

•  The Liquidity Program operated adequately during the Report Period.

The Report also described the Liquidity Program's liquidity classification methodology for categorizing a Fund's investment (including derivative transactions) into one of four liquidity buckets as required by the Liquidity Rule. The Report stated that the Liquidity Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 54	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Chief Executive Officer, Rafferty Asset Management, LLC, April 2021 – September 2022; Managing Director, Rafferty Asset Management, LLC, January 1999 – January 2019.	126	None.
Angela Brickl(2) Age: 46	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Chief Executive Officer, Rafferty Asset Management, LLC since September 2022; Chief Operating Officer, Rafferty Asset Management, LLC May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, September 2012 – March 2023.	126	None.

(1)  Mr. O'Neill is affiliated with Rafferty because he owns a beneficial interest in Rafferty.

(2)  Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 83 of the 116 funds registered with the SEC and the Direxion Funds which, as of the date of this report, offers for sale to the public 10 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 53	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Board Member, Algorithmic Research and Trading, since 2022; Board Advisor, University Common Real Estate, since 2012; Member, Kendrick LLC, since 2006; Partner, King Associates, LLP, since 2004; Principal, Grey Oaks LLP, since 2003.	126	None.
Kathleen M. Berkery Age: 55	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Chief Financial Officer, Metro Physical Therapy, LLC, since 2023; Chief Financial Officer, Student Sponsor Partners, 2021 – 2023; Senior Manager – Trusts & Estates, Rynkar, Vail & Barrett, LLC, 2018 – 2021.	126	None.
Carlyle Peake Age: 51	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Head of US & LATAM Debt Syndicate, BBVA Securities, Inc., since 2011.	126	None.
Mary Jo Collins Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Managing Director, B. Riley Financial, March – December 2022; Managing Director, Imperial Capital LLC, from 2020 – 2022; Director, Royal Bank of Canada, 2014 – 2020.	126	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 83 of the 116 funds registered with the SEC and the Direxion Funds which, as of the date of this report, offers for sale to the public 10 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office(3) and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(4)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl(1) Age: 46	Chief Executive Officer	Since 2022
			Chief Executive Officer, Rafferty Asset Management, LLC, from September 2022; Chief Operating Officer, Rafferty Asset Management, LLC, May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, September 2012 – March 2023.	N/A	N/A
Todd Sherman(2) Age: 42	Chief Compliance Officer	Since 2023	Chief Risk Officer, Rafferty Asset Management, LLC, since 2018; SVP Head of Risk, 2012 – 2018.	N/A	N/A
Patrick J. Rudnick Age: 49	Principal Executive Officer	Since 2018	Senior Vice President, Rafferty Asset Management, LLC, since March 2013.	N/A	N/A

(1)  Ms. Brickl serves on the Board of Trustees of the Direxion Funds and Direxion Shares ETF Trust.

(2)  Effective March 1, 2023.

(3)  Pursuant to the Trust's By-laws, each officer shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, removal or resignation. Officers serve at the pleasure of the Board of Trustees and may be removed at any time with or without cause.

(4)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 83 of the 116 funds registered with the SEC and the Direxion Funds which, as of the date of this report, offers for sale to the public 10 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office(3) and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(4)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Corey Noltner Age: 33	Principal Financial Officer	Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, Since October 2015.	N/A	N/A
Alyssa Sherman Age: 34	Secretary	Since 2022	Assistant General Counsel, Rafferty Asset Management, LLC, since April 2021; Associate, K&L Gates LLP, September 2015 – March 2021.	N/A	N/A

(3)  Pursuant to the Trust's By-laws, each officer shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, removal or resignation. Officers serve at the pleasure of the Board of Trustees and may be removed at any time with or without cause.

(4)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 83 of the 116 funds registered with the SEC and the Direxion Funds which, as of the date of this report, offers for sale to the public 10 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI–ANNUAL REPORT FEBRUARY 28, 2023

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxion.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402

Distributor

Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds' Part F of Form N-PORT (and Form N-Q prior to February 28, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual
Report

Hilton Tactical Income Fund

FEBRUARY 28, 2023

TICKERS:

INVESTOR CLASS - HCYAX | INSTITUTIONAL CLASS - HCYIX

1301 Avenue of the Americas (6th Avenue), 28th Floor | New York, New York 10019 | (800) 851-0511

www.direxion.com

Table of Contents

Letter to Shareholders	4
Expense Example	7
Allocation of Portfolio Holdings	8
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	15
Notes to the Financial Statements	16
Supplemental Information	22
Board Review of Liquidity Risk Management Program	23
Trustees and Officers	24

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Letter to Shareholders (Unaudited)

Dear Shareholders,

This Semi-Annual Report is for the Hilton Tactical Income Fund (the "Fund") and covers the period from September 1, 2022 to February 28, 2023 (the "Semi-Annual Period"). Rafferty Asset Management, LLC serves as adviser to the Fund (the "Adviser") and Hilton Capital Management, LLC serves as the Fund's subadviser (the "Subadviser"). The Fund offers an Institutional Class and Investor Class.

Fund & Market Commentary:

The Institutional Class posted a return of -2.13% and the Investor Class -2.20% during the Semi-Annual Period. The Fund's benchmark, a blend of 60% of the Bloomberg U.S. Intermediate Government/Credit Bond Index and 40% S&P 500® Index, returned -0.18% for the Semi-Annual Period.

The Fund's 30-day SEC Yield at February 28, 2023 was 2.97% and 2.72% for the Institutional Class and Investor Class, respectively.

During the Semi-Annual Period, the Fund maintained a consistent allocation construct. The Portfolio Management team had been very active repositioning the portfolio during the 12 months prior to the Semi-Annual Period to adjust for calendar year 2022, which saw large market dislocations. 2022 was the first year since 1969 that both the fixed income markets and the equity markets had negative returns. Those returns were a byproduct of the Federal Reserve actively hiking the Fed Funds rate to stem inflation levels not seen since the 1970's. From March of 2022 through February 2023, the Federal Reserve raised rates a total 4.5%. The markets were in tune with that and reacted accordingly, while the economy has had a lagged effect of those higher rates. Consumer spending, employment, gross domestic product, and corporate profits remained resilient through much of that hiking cycle, but the effects are beginning to show. The end of the zero-interest policy era signals a repricing of all assets and lending. We have seen the repricing of most assets, but the lending and refinancing effects are slower to develop and will take several quarters to work through the economy. Those effects will start to alter corporate profits, then employment, and ultimately GDP. The magnitude of those effects, and the length of time they slow down for, is still unknown. In the meantime, we remain conservatively positioned in the portfolio.

The benefit of being a tactical strategy is that the Portfolio Management team can increase or decrease risk exposures based on our economic outlook. That can take the form of increasing or decreasing the equity or fixed income exposure. Also, within equities, we can shift from sector to sector to fit our outlook. The Fund may also shift the credit and duration exposure on the fixed income portion of the portfolio to fit that outlook. We ended the Semi-Annual Period with 4.8% in cash, versus starting the period with 3.7%. As stated in the opening, the changes were small. Our overall fixed income allocation, which began as a 62.7% weight, ended the Semi-Annual Period at 59.2%. The fixed income portfolio is still tilted towards higher credit and shorter duration. 36% is in shorter-dated U.S. Treasuries, with the balance in investment grade corporate bonds, also shorter duration in nature. In the equity portion of the portfolio, we started the Semi-Annual Period with 33.6% in equity and ended the period with a weighting of 36%. Throughout the Semi-Annual Period we remained overweight in the consumer staples, utilities and real estate sectors, while being underweight in the technology, consumer discretionary and financials sectors. Our outlook continues to be cautious, with some cash on hand and high liquidity available in the treasury position, we are prepared to make a pivot to a more aggressive risk position when our economic outlook improves.

Principal Investment Strategy:

The Hilton Tactical Income Fund primarily seeks income, with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund employs a disciplined approach to balancing fixed income investments, with historically higher income producing equity investments, focusing on minimizing absolute risk and volatility. The Subadviser generally seeks to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation but may also invest in options to attempt to hedge volatility and portfolio risks. The securities in which the Fund may invest include domestic and foreign, including emerging markets, common and preferred stocks of any market capitalization, closed-end funds and exchanged traded-funds ("ETFs"), master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), and a variety of debt instruments of any maturity, including corporate bonds, exchanged-traded notes ("ETNs"), municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies, including securities issued by U.S. government sponsored entities.

DIREXION SEMI-ANNUAL REPORT
4

MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Consistent with that intention, the Fund shall invest no more than 25% of its total assets in securities of MLPs.

REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

The Subadviser's investment process begins by looking at various global macro-economic factors such as fiscal/monetary policy, interest rates, geo-political risks, inflation, commodity pricing, government policies and general business conditions. For the Fund's equity portfolio, the Subadviser reviews a broad array of possible income-producing investments and then analyzes company-specific fundamental research to understand a company's dividend policy, relative value and balance sheet. Investments are selected for the Fund's portfolio that demonstrate stable and consistent cash flow, strong underlying asset value, competitive advantages and management teams with demonstrable positive track records.

The Subadviser has a two-tier approach to managing the Fund's fixed income portfolio. First, it considers a long-term strategic investment view. Second, it buys and sells fixed income securities opportunistically in response to short-term market, economic, political, or other developments. The objective of the Subadviser's fixed income portfolio strategy is to generate higher income than would be expected from traditional intermediate-term fixed income investments such as U.S. government bonds. As a result, the Fund may invest up to 30% in high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor's Rating Service, Inc. or lower than Baa3 by Moody's Investors Service, Inc. or, if unrated, determined by the Subadviser to be of comparable quality). The Fund may invest in fixed income securities of any duration and may include foreign bonds that meet the Subadviser's investment criteria. Duration measures the sensitivity of the price of a fixed income investment to a 1% change in interest rates. For example, a five-year duration means the investment will decrease in value by 5% if interest rates rise 1%.

The Subadviser's investment team has the flexibility to change the Fund's asset allocation to reflect its outlook on market conditions and may reallocate the Fund's investments between asset classes in an attempt to improve the Fund's total return and reduce volatility. Volatility in the markets provides the Subadviser with the opportunity to benefit from perceived pricing dislocations that may occur during periods of market distress. The Subadviser make asset allocation adjustments based on a combination of bottom-up/top-down fundamental analysis and relative value analysis among capital market instruments within the target asset classes.

At the discretion of the Subadviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) cash flow flexibility. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

As always, we thank you for using the Hilton Tactical Income Fund and we look forward to our mutual success.

Regards,

William J. Garvey	Craig O'Neill	Alex Oxenham
Hilton Capital Management, LLC	Hilton Capital Management, LLC	Hilton Capital Management, LLC

DIREXION SEMI-ANNUAL REPORT
5

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For most recent month-end performance information please visit www.direxion.com or call 1.800.851.0511.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. To obtain a prospectus or summary prospectus, please contact the Direxion Funds at 1.800.851.0511 or visit www.direxion.com. The Fund's prospectus or summary prospectus should be read carefully before investing.

Risks of the Fund – Mutual fund investing involves risk. Principal loss is possible. The Fund's strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. In addition, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur. The Fund may invest in foreign securities and ADRs which involve political, economic and currency risks, greater volatility and differences in accounting methods. Medium- and small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic and regulatory expenses. The fund may invest in MLPs which can be negatively influenced when interest rates rise. These investments also entail many of the general tax risks of investing in a partnership. There is always the risk that an MLP will fail to qualify for favorable tax treatment. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and nonrated securities presents a greater risk of loss to principal and interest than higher-rated securities. Income from municipal securities may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Because the Fund invests in ETFs and ETNs, it is subject to additional risks that do not apply to conventional mutual funds. ETF risks includes the risks that the market price of the shares may trade at a discount to its net asset value, an active secondary trading market may not develop or maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund's ability to sell its shares. ETN risks includes the risks that the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt. Please read the prospectus for a more complete description of these and other risks of the Fund.

Index Descriptions – Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index but do not reflect the expenses of the Fund.

The Bloomberg Intermediate U.S. Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the Bloomberg U.S. Aggregate Bond Index with less than 10 years to maturity. The index includes investment grade, U.S. dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

The S&P 500® Index is one of the most commonly used benchmarks for the overall U.S. Stock Market. It is a market value weighted index and each stock's weight is proportionate to its market value.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT
6

Expense Example (Unaudited)

February 28, 2023

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 – February 28, 2023).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table (Unaudited)

February 28, 2023

	Annualized Expense Ratio	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period*
Hilton Tactical Income Fund Institutional Class
Based on actual fund return	0.87%	$1,000.00	$978.70	$4.27
Based on hypothetical 5% return	0.87%	1,000.00	1,020.48	4.36
Hilton Tactical Income Fund Investor Class
Based on actual fund return	1.12%	1,000.00	978.00	5.49
Based on hypothetical 5% return	1.12%	1,000.00	1,019.24	5.61

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of September 1, 2022 to February 28, 2023), then divided by 365.

DIREXION SEMI-ANNUAL REPORT
7

Allocation of Portfolio Holdings (Unaudited)

February 28, 2023

	U.S. Government Obligations	Common Stock	Corporate Bonds	Investment Companies	Preferred Stocks	Cash*	Total
Hilton Tactical Income Fund	36%	30%	15%	12%	3%	4%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT
8

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 28, 2023

Shares/ Principal		Fair Value
U.S. GOVERNMENT OBLIGATIONS - 35.8%
	U.S. Treasury Note
1,165,000	1.50%, 03/31/2023	$1,161,973
2,545,000	4.25%, 09/30/2024	2,516,468
8,085,000	4.25%, 10/15/2025	8,017,414
4,510,000	4.00%, 12/15/2025	4,449,749
2,380,000	2.75%, 04/30/2027	2,240,082
3,780,000	3.25%, 06/30/2027	3,627,176
9,960,000	4.13%, 09/30/2027	9,907,477
8,070,000	3.88%, 12/31/2027	7,951,472
1,555,000	5.50%, 08/15/2028	1,653,099
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $42,148,266)	$41,524,910
COMMON STOCKS - 29.5%
Banks - 1.7%
8,490	JPMorgan Chase & Co.	$1,217,041
17,865	U.S. Bancorp	852,696
		2,069,737
Beverages - 2.9%
12,915	PepsiCo, Inc.	2,241,140
19,505	The Coca-Cola Co.	1,160,742
		3,401,882
Capital Markets - 1.0%
8,320	Ares Management Corp.	670,842
5,075	The Blackstone Group, Inc.	460,810
		1,131,652
Commercial Services & Supplies - 1.2%
10,400	Republic Services, Inc.	1,340,872
Communications Equipment - 1.3%
31,630	Cisco Systems, Inc.	1,531,525
Consumer Staples Distribution & Retail - 2.9%
5,095	Dollar General Corp.	1,102,049
5,005	Target Corp.	843,343
9,860	Walmart, Inc.	1,401,402
		3,346,794
Food Products - 0.5%
7,125	McCormick & Co., Inc.	529,530
Health Care Equipment & Supplies - 0.5%
5,080	Zimmer Biomet Holdings, Inc.	629,260
Health Care Providers & Services - 1.7%
3,295	AmerisourceBergen Corp.	512,570
3,010	UnitedHealth Group, Inc.	1,432,580
		1,945,150
Hotels, Restaurants & Leisure - 1.0%
4,400	McDonald's Corp.	1,161,204
Household Products - 0.9%
14,065	Colgate-Palmolive Co.	1,030,965
IT Services - 2.8%
3,575	Accenture PLC (Ireland)	949,341
12,490	Booz Allen Hamilton Holding Corp.	1,183,178
Shares/ Principal		Fair Value
IT Services (continued)
8,905	Thomson Reuters Corp. (Canada)	$1,077,772
		3,210,291
Mortgage REITs - 0.5%
28,095	Starwood Property Trust, Inc.	538,300
Office REITs - 0.8%
6,520	Alexandria Real Estate Equities, Inc.	976,566
Pharmaceuticals - 2.6%
22,765	AstraZeneca PLC (United Kingdom)	1,483,823
5,135	Merck & Co., Inc.	545,542
28,040	Roche Holding AG (Switzerland)	1,010,842
		3,040,207
Software - 1.8%
8,315	Microsoft Corp.	2,073,927
Specialized REITs - 2.0%
9,010	Crown Castle International Corp.	1,178,057
41,515	Four Corners Property Trust, Inc.	1,127,132
		2,305,189
Specialty Retail - 0.8%
3,855	Tractor Supply Co.	899,217
Technology Hardware, Storage & Peripherals - 1.9%
15,050	Apple, Inc.	2,218,520
Textiles, Apparel & Luxury Goods - 0.7%
6,800	NIKE, Inc.	807,772
	TOTAL COMMON STOCKS (Cost $29,291,270)	$34,188,560
CORPORATE BONDS - 14.7%
Aerospace & Defense - 1.0%
	Lockheed Martin Corp.
615,000	3.55%, 01/15/2026	$594,487
	Raytheon Technologies Corp.
600,000	4.13%, 11/16/2028	572,030
		1,166,517
Banks - 1.4%
	The PNC Financial Services Group, Inc.
460,000	5.35%, 12/02/2028	461,532
	Truist Financial Corp.
560,000	5.90%, 10/28/2026	569,466
	U.S. Bancorp
560,000	5.73%, 10/21/2026	567,048
		1,598,046
Biotechnology - 0.4%
	Amgen, Inc.
510,000	2.60%, 08/19/2026	468,761
Broadline Retail - 0.8%
	Amazon.com, Inc.
880,000	4.60%, 12/01/2025	873,408

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
9

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 28, 2023

Shares/ Principal		Fair Value
Capital Markets - 0.7%
	Fidus Investment Corp.
200,000	3.50%, 11/15/2026	$167,749
	The Charles Schwab Corp.
680,000	4.63%, 03/22/2030	664,833
		832,582
Chemicals - 0.4%
	Air Products & Chemicals, Inc.
450,000	3.35%, 07/31/2024	438,932
Consumer Finance - 1.0%
	American Express Co.
610,000	3.38%, 05/03/2024	596,215
	Toyota Motor Credit Corp.
585,000	4.63%, 01/12/2028	577,714
		1,173,929
Consumer Staples Distribution & Retail - 0.7%
	Walmart, Inc.
815,000	3.95%, 09/09/2027	794,197
Diversified Financial Services - 0.9%
	Berkshire Hathaway, Inc.
600,000	3.13%, 03/15/2026	573,415
	John Deere Capital Corp.
525,000	4.15%, 09/15/2027	510,552
		1,083,967
Household Products - 0.8%
	Colgate-Palmolive Co.
305,000	3.10%, 08/15/2025	293,034
	The Procter & Gamble Company
590,000	3.95%, 01/26/2028	576,073
		869,107
Insurance - 0.5%
	Marsh & McLennan Cos, Inc.
610,000	4.38%, 03/15/2029	581,203
IT Services - 1.4%
	Equinix, Inc.
765,000	2.63%, 11/18/2024	728,637
	Fiserv, Inc.
610,000	2.75%, 07/01/2024	587,530
	PayPal Holdings, Inc.
350,000	3.90%, 06/01/2027	337,341
		1,653,508
Pharmaceuticals - 1.5%
	Bristol-Myers Squibb Co.
720,000	2.90%, 07/26/2024	698,076
	GlaxoSmithKline Capital PLC (United Kingdom)
610,000	3.00%, 06/01/20224	594,159
	Pfizer, Inc.
490,000	3.60%, 09/15/2028	466,475
		1,758,710
Shares/ Principal		Fair Value
Retail REITs - 0.5%
	Realty Income Corp.
590,000	4.85%, 03/15/2030	$572,665
Semiconductors & Semiconductor Equipment - 0.5%
	Texas Instruments, Inc.
580,000	4.60%, 02/15/2028	576,260
Software - 1.0%
	Microsoft Corp.
900,000	3.13%, 11/03/2025	862,686
	Oracle Corp.
345,000	2.88%, 03/25/2031	285,820
		1,148,506
Specialty Retail - 0.5%
	Lowe's Companies, Inc.
575,000	4.40%, 09/08/2025	564,869
Technology Hardware, Storage & Peripherals - 0.7%
	Apple, Inc.
880,000	3.20%, 05/13/2025	850,137
	TOTAL CORPORATE BONDS (Cost $17,440,547)	$17,005,304
INVESTMENT COMPANIES - 12.2%
29,055	Ares Capital Corp.	$562,505
8,470	Energy Select Sector SPDR Fund	708,854
107,475	iShares MSCI Hong Kong ETF	2,190,340
52,870	Janus Henderson AAA CLO ETF	2,637,684
62,590	Utilities Select Sector SPDR Fund	4,068,350
56,245	SPDR Blackstone Senior Loan ETF	2,350,479
22,135	Vanguard Short-Term Corporate Bond ETF	1,666,323
	TOTAL INVESTMENT COMPANIES (Cost $14,634,155)	$14,184,535
PREFERRED STOCKS - 2.9%
Banks - 1.5%
	Bank of America Corp.
22,415	5.00%, 09/17/2024	$489,544
	KeyCorp
6,000	6.75%, 12/15/2170	149,100
	Pinnacle Financial Partners, Inc.
18,390	6.75%, 09/01/2025	469,129
	Wells Fargo & Co.
13,725	4.25%, 09/15/2026	251,167
	Wintrust Financial Corp.
15,505	6.88%, 07/15/2025	398,013
		1,756,953
Capital Markets - 1.0%
	Arbor Realty Trust, Inc.
10,000	6.25%, 08/11/2026	191,700
	Atlantic Union Bankshares Corp.
18,250	6.88%, 09/01/2025	471,763
	WesBanco, Inc.
17,560	6.75%, 11/15/2025	452,170
		1,115,633

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
10

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 28, 2023

Shares/ Principal		Fair Value
Insurance - 0.4%
	The Allstate Corp.
22,140	5.10%, 10/15/2024	$503,242
	TOTAL PREFERRED STOCKS (Cost $3,481,384)	$3,375,828
	TOTAL INVESTMENTS - 95.1% (Cost $106,995,622)	$110,279,137
	Other Assets in Excess of Liabilities - 4.9%	5,643,053
	TOTAL NET ASSETS - 100.0%	$115,922,190

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
11

Statement of Assets and Liabilities (Unaudited)

February 28, 2023

Hilton Tactical Income Fund
Assets:
Investments, at fair value (Note 2)	$110,279,137
Cash	4,857,084
Receivable for Fund shares sold	167,312
Dividends, interest and reclaims receivable	778,841
Prepaid expenses and other assets	22,022
Total Assets	116,104,396
Liabilities:
Payable for Fund shares redeemed	52,072
Due to Adviser, net (Note 4)	45,264
Accrued distribution expenses	3,050
Accrued expenses and other liabilities	81,820
Total Liabilities	182,206
Net Assets	$115,922,190
Net Assets Consist of:
Capital stock	$117,001,682
Total distributable loss	(1,079,492)
Net Assets	$115,922,190
Cost of Investments	$106,995,622
Calculation of Net Asset Value Per Share:
Institutional Class Shares:
Net assets	$100,334,433
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	6,222,888
Net asset value, redemption price and offering price per share	$16.12
Investor Class Shares:
Net assets	$15,587,757
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	968,780
Net asset value, redemption price and offering price per share	$16.09

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
12

Statement of Operations (Unaudited)

For the Six Months Ended February 28, 2023

Hilton Tactical Income Fund
Investment Income:
Dividend income (net of withholding tax of $1,239)	$670,073
Interest income	1,200,704
Total investment income	1,870,777
Expenses:
Investment advisory fees (Note 4)	456,949
Accounting fees	63,582
Professional fees	46,530
Trustees' fees	31,250
Distribution expenses – Investor Class (Note 4)	20,565
State registration fees	19,971
Reports to shareholders	19,931
Management service fees (Note 4)	14,384
Insurance fees	12,366
Administration fees	7,432
Other	11,262
Total expenses	704,222
Less: Reimbursement of expenses from Adviser (Note 4)	(180,435)
Net expenses	523,787
Net investment income	1,346,990
Realized and unrealized loss on investments:
Net realized loss on:
Investments	(3,154,777)
(3,154,777)
Change in net unrealized depreciation on:
Investments	(835,253)
(835,253)
Net realized and unrealized loss	(3,990,030)
Net decrease in net assets resulting from operations	$(2,643,040)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
13

Statement of Changes in Net Assets

	Hilton Tactical Income Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Decrease in net assets from:
Operations:
Net investment income	$1,346,990	$1,380,198
Net realized gain (loss)	(3,154,777)	2,424,798
Capital gain distributions from regulated investment companies	—	9,049
Change in net unrealized depreciation	(835,253)	(13,005,199)
Net decrease in net assets resulting from operations	(2,643,040)	(9,191,154)
Distributions to shareholders:
Net distributions to shareholders
Institutional Class Shares	(1,499,416)	(2,849,161)
Investor Class Shares	(230,003)	(495,261)
Total distributions to shareholders	(1,729,419)	(3,344,422)
Capital share transactions:
Total increase in net assets from net change in capital share transactions(a)	243,578	8,382,811
Total decrease in net assets	(4,128,881)	(4,152,765)
Net assets:
Beginning of year/period	120,051,071	124,203,836
End of year/period	$115,922,190	$120,051,071

(a)  Summary of capital share transactions is as follows:

	Hilton Tactical Income Fund
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold
Institutional Class Shares	683,983	$11,203,004	1,512,836	$26,524,832
Investor Class Shares	168,138	2,711,278	200,535	3,562,210
Shares issued in reinvestment of distributions
Institutional Class Shares	87,279	1,431,023	154,317	2,733,343
Investor Class Shares	12,529	205,060	25,621	453,465
Shares redeemed
Institutional Class Shares	(650,500)	(10,523,650)	(1,185,145)	(20,739,964)
Investor Class Shares	(292,880)	(4,783,137)	(236,106)	(4,151,075)
Net increase	8,549	$243,578	472,058	$8,382,811

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
14

Financial Highlights

February 28, 2023

														RATIOS TO AVERAGE NET ASSETS[3]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Redemption Fees Paid to Fund		Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses[4]	Net Investment Income (Loss) after Expense Reimbursement	Portfolio Turnover Rate[5]
Hilton Tactical Income Fund
Institutional Class Shares
Six Months Ended February 28, 2023 (Unaudited)	$16.72	$0.19	$(0.54)	$(0.35)	$(0.25)	$—	$—	$(0.25)	$	—[6]	$16.12	-2.13%	$100,334	1.18%	0.87%	2.37%	63%
Year ended August 31, 2022	18.51	0.21	(1.51)	(1.30)	(0.49)	—	—	(0.49)		—[6]	16.72	-7.13%	102,016	1.09%	0.87%	1.17%	103%
Year ended August 31, 2021	16.27	0.25	2.49	2.74	(0.27)	—	(0.23)	(0.50)		—[6]	18.51	17.19%	104,044	1.10%	0.87%	1.45%	112%
Year ended August 31, 2020	17.41	0.40	(0.97)	(0.57)	(0.27)	—	(0.30)	(0.57)		—[6]	16.27	-3.26%	87,894	1.18%	0.93%	2.40%	101%
Year ended August 31, 2019	16.95	0.46	0.66	1.12	(0.47)	(0.19)	—	(0.66)		—[6]	17.41	6.92%	126,052	1.26%	0.98%	2.74%	63%
Year ended August 31, 2018	16.22	0.44	0.79	1.23	(0.50)	—	—	(0.50)		—[6]	16.95	7.73%	99,807	1.26%	1.00%	2.65%	64%
Investor Class Shares
Six Months Ended February 28, 2023 (Unaudited)	16.68	0.17	(0.53)	(0.36)	(0.23)	—	—	(0.23)		—[6]	16.09	-2.20%	15,588	1.43%	1.12%	2.10%	63%
Year ended August 31, 2022	18.48	0.16	(1.51)	(1.35)	(0.45)	—	—	(0.45)		—[6]	16.68	-7.41%	18,035	1.34%	1.12%	0.92%	103%
Year ended August 31, 2021	16.24	0.20	2.50	2.70	(0.25)	—	(0.21)	(0.46)		—[6]	18.48	16.94%	20,160	1.34%	1.12%	1.18%	112%
Year ended August 31, 2020	17.38	0.34	(0.95)	(0.61)	(0.25)	—	(0.28)	(0.53)		—[6]	16.24	-3.49%	13,244	1.42%	1.18%	2.06%	101%
Year ended August 31, 2019	16.93	0.41	0.66	1.07	(0.43)	(0.19)	—	(0.62)		—	17.38	6.61%	16,439	1.51%	1.23%	2.44%	63%
June 30, 2018[7] to August 31, 2018	16.51	0.05	0.41	0.46	(0.04)	—	—	(0.04)		—	16.93	2.78%	8,300	1.58%	1.23%	1.84%	64%
September 1, 2017 to June 29, 2018[7,8]	16.20	0.35	0.39	0.74	(0.43)	—	—	(0.43)		—	16.51	4.57%	5,415	1.49%	1.26%	2.53%	64%

1  Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year/period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.

3  For periods of less than one year, these ratios are annualized.

4  Net expenses include effects of any reimbursement.

5  Portfolio turnover rate is not annualized and is calculated without regard to short-term securities have a maturity of less than one year.

6  Amount is less than $0.005.

7  Class A Shares were redesignated as Investor Class Shares on June 30, 2018.

8  For the period from June 1, 2015 to June 29, 2018, this share class was referred to as Class A Shares.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
15

Direxion Funds

Notes to the Financial Statements (Unaudited)

February 28, 2023

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 10 series, of which one is included in this report: the Hilton Tactical Income Fund (the "Fund"). The Fund is a diversified series of the Trust pursuant to the 1940 Act. On June 30, 2018, the Fund redesignated all of the Fund's outstanding Class A shares as Investor Class shares and converted all of the Fund's outstanding Class C shares to Investor Class shares. This conversion and redesignation were tax-free events for shareholders. As a result, after this conversion and redesignation, the Fund currently offers Investor Class and Institutional Class shares. Institutional Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge.

The Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes, municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies.

The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by the Fund will be determined as of the time the Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end funds, MLPs and REITs and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Asset-backed securities, convertible bonds and corporate bonds are valued using the mean between the closing bid and ask price furnished by an independent pricing service. Securities for which reliable market quotations are not readily available, the Fund's pricing service does not provide a valuation for such securities, the Fund's pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Investment Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

c) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions

DIREXION SEMI-ANNUAL REPORT
16

of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.

d) Income and Expenses – Dividend income is recorded on the ex-dividend date. Distributions received from the Fund's investments in investment companies and REITs are accounted for based on the tax character of the distribution and can be comprised of ordinary income, capital gains and return of capital, as applicable. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Expenses are computed based on the Fund's respective average daily net assets. Other than class specific expenses, income and expenses are allocated to each class of shares based upon relative net assets. For an additional discussion on expenses, refer to Note 4.

e) Foreign Currency – Certain assets, such as receivables for foreign dividends and foreign tax reclaims, denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Foreign dividend income denominated in foreign currencies is translated into U.S. Dollar amounts on the respective dates of such transactions. Realized gains or losses on foreign currency exchange are presented on the Statement of Operations as realized gain or loss on foreign currency and arise from the difference between the amounts of foreign dividends recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign currency exchange gains and losses are presented on the Statement of Operations as unrealized appreciation or deprecation on foreign receivables and arise from changes in the value of foreign tax reclaim receivables resulting from changes in the exchange rate.

f) Risks of Investing in Foreign Securities – Investment in foreign securities involve greater risk than investing in domestic securities. As a result, a Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

g) Distributions to Shareholders – The Fund will make distributions of net investment income, if any, monthly. The Fund will also distribute net realized capital gains, if any, annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 28, 2023 and year ended August 31, 2022, were as follows:

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Distributions paid from:
Ordinary Income	$1,729,419	$1,462,178
Long-Term Capital Gains	—	1,882,244
Return of Capital	—	—
Total Distributions paid	$1,729,419	$3,344,422

The Fund is designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2022. To the extent necessary to fully distribute such capital gains, the Fund is also designating earnings and profits distributed to shareholders on the redemption of shares.

DIREXION SEMI-ANNUAL REPORT
17

As of August 31, 2022, the components of accumulated earnings/losses of the Fund on a tax basis were as follows:

Net unrealized appreciation/(depreciation)	$4,039,018
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gain/(loss)	(746,051)
Total accumulated earnings/(losses)	$3,292,967

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

The cost basis for investments for federal income tax purposes as of February 28, 2023 was as follows:

Tax cost of investments	$106,995,622
Gross unrealized appreciation	6,111,909
Gross unrealized depreciation	(2,828,394)
Net unrealized appreciation/(depreciation)	$3,283,515

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2022. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, August 31, 2022. For the year ended August 31, 2022, the Fund deferred $746,051 of qualified late year losses.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of August 31, 2022, the Fund had no short-term and long-term capital loss carryforwards on a tax basis. The Fund utilized $1,319,989 of prior year capital losses.

The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Fund did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2023, open Federal and state income tax years include the tax years ended August 31, 2019 through August 31, 2022. The Fund has no examination in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

h) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION SEMI-ANNUAL REPORT
18

3.  INVESTMENT TRANSACTIONS

During the six months ended February 28, 2023, the aggregate purchases and sales of investments (excluding short-term investments) in the Fund were $69,890,391 and $71,236,916, respectively.

Of the aggregate purchases and sales of investments in the Fund during the six months ended February 28, 2023, $44,008,634 were purchases of long-term U.S. Government securities and $53,405,302 were sales of long-term U.S. Government securities.

4.  INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

Investment Advisory Agreement: The Fund has entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to the Fund's average daily net assets at an annual rate of 0.79%.

In addition, the Adviser has entered into a sub-advisory agreement with Hilton, whereby the Subadviser will provide investment management and asset allocation advice to the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these sub-advisory services.

Management Services Agreement: The Fund has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Fund pays the Adviser a management service fees of 0.026% on the first $10,000,000,000 of the Fund's daily net assets and 0.024% on assets in excess of $10,000,000,000.

Operating Expense Limitation Agreement: The Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to cap all or a portion of the expenses for each Share Class based on an annual rate of 1.12% for Investor Class Shares and 0.87% for Institutional Class Shares applied to the average daily net assets of each respective Share Class.

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

		Potential Recoupment Amounts Expiring:				Total Potential
Expenses Recouped	Expenses Reimbursed	August 31, 2023	August 31, 2024	August 31, 2025	February 28, 2026	Recoupment Amount
$—	$180,435	$199,931	$244,114	$271,847	$180,435	$896,327

The net amount payable arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of February 28, 2023 is presented on the Statement of Assets and Liabilities as Due to Adviser, net.

Distribution Expenses: Shares of the Fund are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets. The Investor Class shares of the Fund currently pays 0.25% of its average daily net assets. The Institutional Class shares of the Fund do not pay a 12b-1 fee. The Fund does not charge a shareholder service fee.

Foreside Fund Services, LLC (the "Distributor") serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs

DIREXION SEMI-ANNUAL REPORT
19

and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs including the Fund's own assumptions about the assumptions in determining fair value of investments

To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean price is used, these securities are categorized in Level 2 of the fair value hierarchy. Asset-backed securities, convertible bonds and corporate bonds are generally categorized in Level 2 of the fair value hierarchy. Investments in other mutual funds are categorized as Level 1 in the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those financial instruments.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2023:

	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$41,524,910	$—	$—	$41,524,910
Common Stocks	34,188,560	—	—	34,188,560
Corporate Bonds	—	17,005,304	—	17,005,304
Investment Companies	14,184,535	—	—	14,184,535
Preferred Stocks	3,375,828	—	—	3,375,828

For further detail on each asset class, see Schedule of Investments.

The Fund follows authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

6.  MARKET DISRUPTION RISK

Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit the Fund's ability to sell securities and the Fund's sales may exacerbate the market volatility and downturn. Under such circumstances, the Fund may have difficulty achieving its investment objective. Alternatively, the Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities (including shares of ETFs) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security and the market closing price of the security.

The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.

DIREXION SEMI-ANNUAL REPORT
20

7.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

The Fund paid an income distribution to the Investor Class in the amount of $0.0376 per share, and to the Institutional Class in the amount of $0.0410 per share, with a record date of February 28, 2023 and ex-date and payable date of March 1, 2023.

The Fund paid an income distribution to the Investor Class in the amount of $0.0376 per share, and to the Institutional Class in the amount of $0.0410 per share, with a record date of March 31, 2023 and ex-date and payable date of April 3, 2023.

DIREXION SEMI-ANNUAL REPORT
21

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT
22

Direxion Funds

Board Review of Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Direxion Funds (the "Trust"), on behalf of each series of the Trust (the "Funds"), established a liquidity risk management program (the "Liquidity Program") to assess and manage each Fund's liquidity risk, which is the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund.

At its November 18, 2022 meeting, the Board of Trustees (the "Board") of the Trust reviewed the Liquidity Program. The Board has appointed Rafferty Asset Management, LLC, the investment advisor to the Funds, as the Liquidity Program administrator. At the meeting, Rafferty Asset Management, LLC provided the Board with a written report that addressed the operation of the Funds' Liquidity Program and assessed the adequacy and effectiveness of the implementation of the Liquidity Program (the "Report"). The Report covered the period from November 1, 2021 through October 31, 2022 (the "Report Period"). The Report noted the following:

•  The Liquidity Program supported each Fund's ability to meet redemption requests timely;

•  The Liquidity Program supported Rafferty Asset Management, LLC's management of each Fund's liquidity, including during periods of market volatility and net redemptions;

•  No material liquidity issues were identified during the Report Period;

•  There were no material changes to the Liquidity Program during the Report Period; and

•  The Liquidity Program operated adequately during the Report Period.

The Report also described the Liquidity Program's liquidity classification methodology for categorizing a Fund's investment (including derivative transactions) into one of four liquidity buckets as required by the Liquidity Rule. The Report stated that the Liquidity Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks.

DIREXION SEMI-ANNUAL REPORT
23

Direxion Funds

Trustees and Officers

The business affairs of the Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set below. The report includes additional information about the Fund's Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 54	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Chief Executive Officer, Rafferty Asset Management, LLC, April 2021 – September 2022; Managing Director, Rafferty Asset Management, LLC, January 1999 – January 2019.	126	None.
Angela Brickl(2) Age: 46	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Chief Executive Officer, Rafferty Asset Management, LLC since September 2022; Chief Operating Officer, Rafferty Asset Management, LLC May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, September 2012 – March 2023.	126	None.

(1)  Mr. O'Neill is affiliated with Rafferty because he owns a beneficial interest in Rafferty.

(2)  Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 83 of the 116 funds registered with the SEC and the Direxion Funds which, as of the date of this report, offers for sale to the public 10 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
24

Direxion Funds

Trustees and Officers

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 53	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Board Member, Algorithmic Research and Trading, since 2022; Board Advisor, University Common Real Estate, since 2012; Member, Kendrick LLC, since 2006; Partner, King Associates, LLP, since 2004; Principal, Grey Oaks LLP, since 2003.	126	None.
Kathleen M. Berkery Age: 55	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Chief Financial Officer, Metro Physical Therapy, LLC, since 2023; Chief Financial Officer, Student Sponsor Partners, 2021 – 2023; Senior Manager – Trusts & Estates, Rynkar, Vail & Barrett, LLC, 2018 – 2021.	126	None.
Carlyle Peake Age: 51	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Head of US & LATAM Debt Syndicate, BBVA Securities, Inc., since 2011.	126	None.
Mary Jo Collins Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Managing Director, B. Riley Financial, March – December 2022; Managing Director, Imperial Capital LLC, from 2020 – 2022; Director, Royal Bank of Canada, 2014 – 2020.	126	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 83 of the 116 funds registered with the SEC and the Direxion Funds which, as of the date of this report, offers for sale to the public 10 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
25

Direxion Funds

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office(3) and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(4)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl(1) Age: 46	Chief Executive Officer	Since 2022
			Chief Executive Officer, Rafferty Asset Management, LLC, from September 2022; Chief Operating Officer, Rafferty Asset Management, LLC, May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, September 2012 – March 2023.	N/A	N/A
Todd Sherman(2) Age: 42	Chief Compliance Officer	Since 2023	Chief Risk Officer, Rafferty Asset Management, LLC, since 2018; SVP Head of Risk, 2012 – 2018.	N/A	N/A
Patrick J. Rudnick Age: 49	Principal Executive Officer	Since 2018	Senior Vice President, Rafferty Asset Management, LLC, since March 2013.	N/A	N/A
Corey Noltner Age: 33	Principal Financial Officer	Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, Since October 2015	N/A	N/A
Alyssa Sherman Age: 34	Secretary	Since 2022	Assistant General Counsel, Rafferty Asset Management, LLC, since April 2021; Associate, K&L Gates LLP, September 2015 – March 2021.	N/A	N/A

(1)  Ms. Brickl serves on the Board of Trustees of the Direxion Funds and Direxion Shares ETF Trust.

(2)  Effective March 1, 2023.

(3)  Pursuant to the Trust's By-laws, each officer shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, removal or resignation. Officers serve at the pleasure of the Board of Trustees and may be removed at any time with or without cause.

(4)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 83 of the 116 funds registered with the SEC and the Direxion Funds which, as of the date of this report, offers for sale to the public 10 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
26

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27

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Investment Advisor

Rafferty Asset Management, LLC
1301 Avenue of the Americas
28th Floor
New York, NY 10019

Sub-Advisor

Hilton Capital Management, LLC
1010 Franklin Avenue
Garden City, NY 11530

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402

Distributor

Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

The Trust's Proxy Voting Policies are available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 is available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund's Part F of Form N-PORT (and Form N-Q prior to February 28, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

1301 Avenue of the Americas (6th Avenue), 28th Floor | New York, New York 10019 | (800) 851-0511

www.direxion.com

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	5/2/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	5/2/2023

By (Signature and Title)	/s/ Corey Noltner
Corey Noltner, Principal Financial Officer

Date	5/3/2023